UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	7/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Equity Fund
July 31, 2018

Adaptive Equity - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.8%
Boeing Co. (The)	3,055	1,088,497
Curtiss-Wright Corp.	1,506	200,343
Lockheed Martin Corp.	11,921	3,887,438
		5,176,278
Automobiles — 0.3%
Ford Motor Co.	33,416	335,497
Banks — 0.5%
U.S. Bancorp	11,320	600,073
Biotechnology — 4.3%
AbbVie, Inc.	26,304	2,426,018
Amgen, Inc.	6,561	1,289,564
Gilead Sciences, Inc.	11,648	906,564
		4,622,146
Capital Markets — 2.5%
Lazard Ltd., Class A	1,210	65,703
Moelis & Co., Class A	10,900	693,240
Nasdaq, Inc.	21,308	1,947,551
		2,706,494
Chemicals — 1.2%
Axalta Coating Systems Ltd.(1)	12,251	370,593
LyondellBasell Industries NV, Class A	8,140	901,831
WR Grace & Co.	813	60,048
		1,332,472
Commercial Services and Supplies — 0.6%
KAR Auction Services, Inc.	10,212	607,103
Communications Equipment — 3.1%
Cisco Systems, Inc.	6,516	275,562
Palo Alto Networks, Inc.(1)	15,564	3,085,718
		3,361,280
Consumer Finance — 3.2%
American Express Co.	16,580	1,650,042
Green Dot Corp., Class A(1)	21,992	1,744,405
Synchrony Financial	1,845	53,394
		3,447,841
Containers and Packaging — 0.1%
WestRock Co.	1,834	106,335
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	5,843	1,156,154
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	60,879	1,946,302
Verizon Communications, Inc.	13,932	719,448
		2,665,750

Electric Utilities — 2.3%
American Electric Power Co., Inc.	2,955	210,219
Exelon Corp.	50,282	2,136,985
Xcel Energy, Inc.	3,001	140,627
		2,487,831
Electronic Equipment, Instruments and Components — 0.1%
Corning, Inc.	2,233	74,091
Equity Real Estate Investment Trusts (REITs) — 4.6%
CubeSmart	43,498	1,320,599
Lamar Advertising Co., Class A	1,160	85,411
Simon Property Group, Inc.	20,184	3,556,623
		4,962,633
Food and Staples Retailing — 4.2%
Sysco Corp.	11,128	747,913
Walmart, Inc.	43,294	3,863,124
		4,611,037
Food Products — 2.7%
General Mills, Inc.	5,400	248,724
Kellogg Co.	37,165	2,639,830
		2,888,554
Health Care Equipment and Supplies — 0.6%
Align Technology, Inc.(1)	1,184	422,274
IDEXX Laboratories, Inc.(1)	885	216,763
		639,037
Health Care Providers and Services — 1.4%
CVS Health Corp.	4,216	273,450
HCA Healthcare, Inc.	3,072	381,634
UnitedHealth Group, Inc.	3,291	833,347
		1,488,431
Health Care Technology — 2.5%
Cerner Corp.(1)	44,024	2,733,010
Hotels, Restaurants and Leisure — 3.0%
Darden Restaurants, Inc.	10,308	1,102,337
Six Flags Entertainment Corp.	33,842	2,198,038
		3,300,375
Insurance — 1.4%
Chubb Ltd.	10,784	1,506,741
Internet and Direct Marketing Retail — 0.7%
Booking Holdings, Inc.(1)	30	60,862
Expedia Group, Inc.	5,232	700,251
		761,113
Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	48	58,907
Facebook, Inc., Class A(1)	3,954	682,381
GoDaddy, Inc., Class A(1)	7,247	533,524
Twitter, Inc.(1)	76,613	2,441,656
		3,716,468
IT Services — 5.3%
Black Knight, Inc.(1)	28,844	1,489,792

CoreLogic, Inc.(1)	20,060	976,922
International Business Machines Corp.	18,646	2,702,365
Visa, Inc., Class A	4,001	547,097
		5,716,176
Machinery — 0.8%
IDEX Corp.	1,315	201,958
Xylem Inc.	8,365	640,424
		842,382
Media — 1.4%
Omnicom Group, Inc.	6,791	467,425
Walt Disney Co. (The)	9,658	1,096,762
		1,564,187
Metals and Mining — 0.1%
Freeport-McMoRan, Inc.	9,144	150,876
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	3,931	310,274
Multiline Retail — 0.1%
Nordstrom, Inc.	1,076	56,393
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	3,463	437,273
Continental Resources, Inc.(1)	31,737	2,027,042
Exxon Mobil Corp.	49,549	4,038,739
Occidental Petroleum Corp.	9,616	807,071
		7,310,125
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	3,578	482,815
Herbalife Ltd.(1)	25,254	1,303,864
		1,786,679
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	64,933	3,814,814
Pfizer, Inc.	67,454	2,693,438
Phibro Animal Health Corp., Class A	1,168	55,947
		6,564,199
Professional Services — 0.1%
Robert Half International, Inc.	849	64,320
Road and Rail — 0.6%
Old Dominion Freight Line, Inc.	4,736	695,245
Semiconductors and Semiconductor Equipment — 4.2%
Intel Corp.	36,801	1,770,128
Micron Technology, Inc.(1)	37,712	1,990,817
Texas Instruments, Inc.	7,278	810,187
		4,571,132
Software — 6.6%
Fortinet, Inc.(1)	30,618	1,926,178
Intuit, Inc.	3,273	668,477
Microsoft Corp.	17,674	1,874,858
RealPage, Inc.(1)	31,076	1,712,288
ServiceNow, Inc.(1)	5,308	933,996
		7,115,797

Specialty Retail — 6.2%
Burlington Stores, Inc.(1)	17,661	2,698,777
Home Depot, Inc. (The)	6,710	1,325,359
Williams-Sonoma, Inc.	46,393	2,713,527
		6,737,663
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	14,694	2,796,121
Western Digital Corp.	690	48,404
		2,844,525
Thrifts and Mortgage Finance — 2.9%
Essent Group Ltd.(1)	41,895	1,608,768
Northwest Bancshares, Inc.	86,249	1,554,207
		3,162,975
Tobacco — 0.5%
Altria Group, Inc.	1,012	59,384
Philip Morris International, Inc.	5,932	511,932
		571,316
Trading Companies and Distributors — 2.2%
Watsco, Inc.	14,008	2,416,520
TOTAL COMMON STOCKS (Cost $91,451,890)		107,767,528
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $438,066), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $430,266)		430,245
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $369,828), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $358,009)		358,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,634	1,634
TOTAL TEMPORARY CASH INVESTMENTS (Cost $789,879)		789,879
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $92,241,769)		108,557,407
OTHER ASSETS AND LIABILITIES†		24,618
TOTAL NET ASSETS — 100.0%		$108,582,025

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	107,767,528	—	—
Temporary Cash Investments	1,634	788,245	—
	107,769,162	788,245	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
July 31, 2018

All Cap Growth - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.2%
Boeing Co. (The)	75,867	27,031,412
L3 Technologies, Inc.	44,382	9,517,276
Lockheed Martin Corp.	41,508	13,535,759
		50,084,447
Air Freight and Logistics — 1.9%
FedEx Corp.	39,921	9,815,376
XPO Logistics, Inc.(1)	132,914	13,254,184
		23,069,560
Airlines — 1.0%
American Airlines Group, Inc.	77,857	3,078,466
Delta Air Lines, Inc.	168,376	9,163,022
		12,241,488
Banks — 0.1%
SVB Financial Group(1)	3,281	1,010,154
Beverages — 0.9%
Constellation Brands, Inc., Class A	29,376	6,175,716
Monster Beverage Corp.(1)	82,329	4,941,387
		11,117,103
Biotechnology — 3.0%
AbbVie, Inc.	80,938	7,464,912
Acceleron Pharma, Inc.(1)	81,645	3,556,456
Biogen, Inc.(1)	3,551	1,187,348
BioMarin Pharmaceutical, Inc.(1)	56,198	5,651,271
Exelixis, Inc.(1)	225,846	4,675,012
Neurocrine Biosciences, Inc.(1)	15,687	1,576,387
Vertex Pharmaceuticals, Inc.(1)	62,542	10,947,977
		35,059,363
Capital Markets — 2.6%
Cboe Global Markets, Inc.	54,232	5,267,554
Charles Schwab Corp. (The)	199,247	10,173,552
S&P Global, Inc.	40,484	8,114,613
SEI Investments Co.	115,215	6,905,987
		30,461,706
Chemicals — 0.7%
LyondellBasell Industries NV, Class A	46,077	5,104,871
Valvoline, Inc.	165,280	3,733,675
		8,838,546
Communications Equipment — 1.2%
Palo Alto Networks, Inc.(1)	70,142	13,906,353
Consumer Finance — 0.7%
American Express Co.	43,899	4,368,828
Discover Financial Services	50,675	3,618,702
		7,987,530

Electrical Equipment — 0.6%
AMETEK, Inc.	98,525	7,665,245
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	81,695	6,869,732
Dolby Laboratories, Inc., Class A	71,573	4,612,880
National Instruments Corp.	140,505	6,155,524
		17,638,136
Energy Equipment and Services — 0.5%
Halliburton Co.	147,263	6,246,896
Equity Real Estate Investment Trusts (REITs) — 1.7%
Crown Castle International Corp.	90,464	10,026,125
SBA Communications Corp.(1)	65,443	10,356,355
		20,382,480
Food and Staples Retailing — 0.2%
Walmart, Inc.	29,197	2,605,248
Food Products — 1.4%
Mondelez International, Inc., Class A	394,536	17,114,972
Health Care Equipment and Supplies — 4.2%
ABIOMED, Inc.(1)	11,631	4,123,538
Align Technology, Inc.(1)	22,850	8,149,453
Baxter International, Inc.	121,358	8,792,387
Boston Scientific Corp.(1)	58,948	1,981,242
Edwards Lifesciences Corp.(1)	37,043	5,276,775
IDEXX Laboratories, Inc.(1)	5,429	1,329,725
Intuitive Surgical, Inc.(1)	18,188	9,242,960
Penumbra, Inc.(1)	25,753	3,663,364
Teleflex, Inc.	28,191	7,687,968
		50,247,412
Health Care Providers and Services — 4.2%
Amedisys, Inc.(1)	183,311	17,163,409
Humana, Inc.	44,019	13,829,889
Quest Diagnostics, Inc.	68,188	7,345,211
Tivity Health, Inc.(1)	81,058	2,731,655
WellCare Health Plans, Inc.(1)	33,809	9,041,203
		50,111,367
Health Care Technology — 0.4%
Cerner Corp.(1)	75,420	4,682,074
Hotels, Restaurants and Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	1,625	704,697
Darden Restaurants, Inc.	47,018	5,028,105
Las Vegas Sands Corp.	116,989	8,411,509
MGM Resorts International	175,742	5,513,027
Royal Caribbean Cruises Ltd.	41,902	4,724,869
Starbucks Corp.	28,063	1,470,221
		25,852,428
Household Products — 0.3%
Church & Dwight Co., Inc.	68,155	3,809,865
Internet and Direct Marketing Retail — 9.3%
Amazon.com, Inc.(1)	52,593	93,480,902

Booking Holdings, Inc.(1)	2,234	4,532,161
Netflix, Inc.(1)	36,472	12,307,476
		110,320,539
Internet Software and Services — 13.2%
Alibaba Group Holding Ltd. ADR(1)	52,413	9,813,286
Alphabet, Inc., Class A(1)	75,495	92,648,974
Facebook, Inc., Class A(1)	270,057	46,606,437
LogMeIn, Inc.	38,310	3,105,025
Twitter, Inc.(1)	133,786	4,263,760
		156,437,482
IT Services — 6.6%
Fiserv, Inc.(1)	11,042	833,450
MasterCard, Inc., Class A	232,611	46,056,978
PayPal Holdings, Inc.(1)	90,407	7,426,031
Visa, Inc., Class A	174,801	23,902,289
		78,218,748
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	113,252	7,479,162
Bio-Techne Corp.	36,408	5,848,581
Illumina, Inc.(1)	23,646	7,669,817
		20,997,560
Machinery — 2.2%
Evoqua Water Technologies Corp.(1)	320,362	6,836,525
Ingersoll-Rand plc	57,885	5,702,251
Middleby Corp. (The)(1)	58,776	6,023,364
WABCO Holdings, Inc.(1)	63,386	7,966,353
		26,528,493
Media — 0.7%
Comcast Corp., Class A	150,360	5,379,881
Liberty Media Corp-Liberty Formula One, Class C(1)	76,282	2,688,940
		8,068,821
Multiline Retail — 0.4%
Target Corp.	64,336	5,190,629
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	53,988	7,874,150
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,106	2,848,044
Pharmaceuticals — 1.4%
Zoetis, Inc.	191,002	16,517,853
Road and Rail — 1.4%
Canadian Pacific Railway Ltd.	33,041	6,553,352
Norfolk Southern Corp.	44,616	7,540,104
Union Pacific Corp.	19,507	2,923,904
		17,017,360
Semiconductors and Semiconductor Equipment — 5.3%
Applied Materials, Inc.	333,674	16,226,567
ASML Holding NV	48,366	10,378,169
Broadcom, Inc.	116,848	25,913,381
KLA-Tencor Corp.	67,120	7,881,230

Maxim Integrated Products, Inc.	43,589	2,665,031
		63,064,378
Software — 11.9%
Adobe Systems, Inc.(1)	76,808	18,793,381
Electronic Arts, Inc.(1)	116,211	14,962,166
Microsoft Corp.	666,747	70,728,522
Oracle Corp. (New York)	154,172	7,350,921
salesforce.com, Inc.(1)	134,419	18,435,566
Splunk, Inc.(1)	66,393	6,380,367
Take-Two Interactive Software, Inc.(1)	42,042	4,751,587
		141,402,510
Specialty Retail — 5.4%
Burlington Stores, Inc.(1)	73,605	11,247,580
Floor & Decor Holdings, Inc., Class A(1)	77,957	3,722,447
Home Depot, Inc. (The)	132,159	26,104,046
Lowe's Cos., Inc.	88,474	8,789,007
O'Reilly Automotive, Inc.(1)	9,751	2,983,806
TJX Cos., Inc. (The)	111,079	10,803,543
		63,650,429
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	276,378	52,591,970
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., Class B	57,657	4,434,400
Tapestry, Inc.	111,020	5,231,262
		9,665,662
Tobacco — 0.1%
Altria Group, Inc.	11,014	646,302
TOTAL COMMON STOCKS (Cost $696,646,893)		1,181,173,303
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $4,148,042), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $4,074,185)		4,073,987
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,468,539), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $3,396,085)		3,396,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,519	9,519
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,479,506)		7,479,506
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $704,126,399)		1,188,652,809
OTHER ASSETS AND LIABILITIES — 0.1%		595,891
TOTAL NET ASSETS — 100.0%		$1,189,248,700

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	214,789	USD	161,679	Morgan Stanley	9/28/18	$3,595
CAD	183,409	USD	139,974	Morgan Stanley	9/28/18	1,154
USD	5,538,319	CAD	7,369,287	Morgan Stanley	9/28/18	(132,133)
USD	246,331	CAD	323,125	Morgan Stanley	9/28/18	(2,304)
USD	218,586	CAD	286,654	Morgan Stanley	9/28/18	(1,986)
EUR	226,587	USD	265,914	Credit Suisse AG	9/28/18	163
USD	5,285,768	EUR	4,489,970	Credit Suisse AG	9/28/18	13,283
USD	420,898	EUR	358,105	Credit Suisse AG	9/28/18	383
USD	608,450	EUR	514,980	Credit Suisse AG	9/28/18	3,719
USD	536,810	EUR	454,112	Credit Suisse AG	9/28/18	3,555
USD	153,678	EUR	130,519	Credit Suisse AG	9/28/18	411
USD	592,486	EUR	505,344	Credit Suisse AG	9/28/18	(930)
USD	600,667	EUR	511,693	Credit Suisse AG	9/28/18	(205)
USD	494,546	EUR	421,392	Credit Suisse AG	9/28/18	(287)
USD	478,650	EUR	409,256	Credit Suisse AG	9/28/18	(1,931)
USD	522,762	EUR	444,979	Credit Suisse AG	9/28/18	231
						$(113,282)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,170,795,134	10,378,169	—
Temporary Cash Investments	9,519	7,469,987	—
	1,170,804,653	17,848,156	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	26,494	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	139,776	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2018

Balanced - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.0%
Aerospace and Defense — 2.8%
Boeing Co. (The)	20,779	7,403,558
Curtiss-Wright Corp.	10,117	1,345,865
General Dynamics Corp.	13,928	2,782,257
Lockheed Martin Corp.	19,099	6,228,184
Raytheon Co.	20,510	4,061,595
Textron, Inc.	45,171	3,083,824
		24,905,283
Banks — 4.4%
Bank of America Corp.	328,729	10,151,151
BB&T Corp.	2,100	106,701
Citigroup, Inc.	1,399	100,574
Fifth Third Bancorp	3,302	97,706
JPMorgan Chase & Co.	122,060	14,030,797
SunTrust Banks, Inc.	70,189	5,058,521
U.S. Bancorp	114,862	6,088,835
Wells Fargo & Co.	74,568	4,272,001
		39,906,286
Beverages — 0.8%
Constellation Brands, Inc., Class A	23,001	4,835,500
Molson Coors Brewing Co., Class B	38,847	2,602,749
		7,438,249
Biotechnology — 2.8%
AbbVie, Inc.	66,258	6,110,975
Alexion Pharmaceuticals, Inc.(1)	12,769	1,697,766
Amgen, Inc.	40,904	8,039,681
Biogen, Inc.(1)	19,591	6,550,643
Celgene Corp.(1)	26,673	2,402,971
		24,802,036
Capital Markets — 0.8%
Affiliated Managers Group, Inc.	16,104	2,576,801
BGC Partners, Inc., Class A	17,027	182,870
Evercore, Inc., Class A	37,826	4,274,338
		7,034,009
Chemicals — 0.6%
Air Products & Chemicals, Inc.	9,803	1,609,359
Eastman Chemical Co.	35,487	3,677,163
WR Grace & Co.	2,920	215,671
		5,502,193
Commercial Services and Supplies — 0.2%
MSA Safety, Inc.	11,183	1,128,141
Pitney Bowes, Inc.	31,249	272,804
Republic Services, Inc.	3,653	264,769
		1,665,714

Communications Equipment — 1.0%
Cisco Systems, Inc.	210,561	8,904,625
Consumer Finance — 1.6%
American Express Co.	59,659	5,937,264
Discover Financial Services	60,685	4,333,516
Synchrony Financial	136,779	3,958,384
		14,229,164
Diversified Consumer Services — 0.6%
Graham Holdings Co., Class B	413	230,867
Grand Canyon Education, Inc.(1)	8,005	932,823
H&R Block, Inc.	172,300	4,335,068
		5,498,758
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	21,469	4,248,071
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	120,182	3,842,218
Verizon Communications, Inc.	8,753	452,005
		4,294,223
Energy Equipment and Services — 0.5%
Halliburton Co.	113,431	4,811,743
Equity Real Estate Investment Trusts (REITs) — 2.3%
Gaming and Leisure Properties, Inc.	65,360	2,373,875
Highwoods Properties, Inc.	13,174	646,975
Host Hotels & Resorts, Inc.	98,693	2,066,631
Kimco Realty Corp.	95,176	1,588,487
Park Hotels & Resorts, Inc.	133,248	4,167,998
PotlatchDeltic Corp.	78,174	3,654,635
PS Business Parks, Inc.	3,426	437,740
Senior Housing Properties Trust	19,216	342,813
Weingarten Realty Investors	38,690	1,169,212
Weyerhaeuser Co.	119,521	4,085,228
		20,533,594
Food Products — 0.5%
Conagra Brands, Inc.	11,287	414,346
Mondelez International, Inc., Class A	37,857	1,642,236
Nomad Foods Ltd.(1)	43,678	829,882
Pinnacle Foods, Inc.	20,943	1,391,034
		4,277,498
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	107,381	7,037,751
Edwards Lifesciences Corp.(1)	3,787	539,458
Haemonetics Corp.(1)	18,852	1,840,709
Hill-Rom Holdings, Inc.	22,562	2,125,341
Intuitive Surgical, Inc.(1)	10,654	5,414,256
Medtronic plc	6,755	609,504
STERIS plc	15,309	1,752,421
Varian Medical Systems, Inc.(1)	15,009	1,732,789
		21,052,229

Health Care Providers and Services — 1.4%
Cigna Corp.	6,029	1,081,723
Express Scripts Holding Co.(1)	12,935	1,027,815
UnitedHealth Group, Inc.	42,838	10,847,439
		12,956,977
Health Care Technology — 0.4%
Cerner Corp.(1)	55,939	3,472,693
Hotels, Restaurants and Leisure — 1.4%
Las Vegas Sands Corp.	60,976	4,384,174
Marriott International, Inc., Class A	35,515	4,540,238
Vail Resorts, Inc.	11,710	3,242,148
		12,166,560
Household Durables — 0.1%
Garmin Ltd.	8,156	509,342
Household Products — 0.4%
Kimberly-Clark Corp.	31,861	3,627,693
Procter & Gamble Co. (The)	1,227	99,240
		3,726,933
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	23,440	742,345
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	45,562	7,273,973
Insurance — 0.8%
Hartford Financial Services Group, Inc. (The)	86,651	4,566,508
Progressive Corp. (The)	31,729	1,904,057
Torchmark Corp.	11,710	1,031,300
		7,501,865
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	11,188	19,885,999
Internet Software and Services — 4.2%
Alphabet, Inc., Class A(1)	17,718	21,743,884
eBay, Inc.(1)	50,753	1,697,688
Facebook, Inc., Class A(1)	77,187	13,320,933
LogMeIn, Inc.	12,968	1,051,056
		37,813,561
IT Services — 1.5%
Acxiom Corp.(1)	5,950	241,213
DXC Technology Co.	6,547	554,793
International Business Machines Corp.	34,737	5,034,433
Syntel, Inc.(1)	6,938	281,613
Teradata Corp.(1)	3,458	132,407
Total System Services, Inc.	29,277	2,680,017
Visa, Inc., Class A	36,764	5,027,109
		13,951,585
Leisure Products†
Brunswick Corp.	1,972	126,800
Machinery — 1.6%
Caterpillar, Inc.	42,646	6,132,495
Ingersoll-Rand plc	48,204	4,748,576

Oshkosh Corp.	27,387	2,060,872
Toro Co. (The)	17,213	1,036,050
		13,977,993
Media — 0.1%
CBS Corp., Class B	20,001	1,053,453
Walt Disney Co. (The)	1,963	222,918
		1,276,371
Multiline Retail — 1.0%
Kohl's Corp.	68,211	5,038,746
Macy's, Inc.	103,383	4,107,407
		9,146,153
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	78,794	9,949,318
ConocoPhillips	10,377	748,908
Exxon Mobil Corp.	44,456	3,623,609
HollyFrontier Corp.	59,755	4,456,528
Marathon Petroleum Corp.	72,516	5,861,468
PBF Energy, Inc., Class A	11,296	527,523
Phillips 66	46,820	5,774,779
		30,942,133
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	58,114	1,564,429
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	57,410	3,092,103
Pharmaceuticals — 2.9%
Allergan plc	21,397	3,938,974
Bristol-Myers Squibb Co.	57,301	3,366,434
Johnson & Johnson	53,823	7,132,624
Merck & Co., Inc.	4,329	285,151
Pfizer, Inc.	258,981	10,341,111
Zoetis, Inc.	6,898	596,539
		25,660,833
Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	3,790	477,123
Robert Half International, Inc.	62,090	4,703,939
		5,181,062
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	20,526	3,510,151
Road and Rail — 0.1%
Ryder System, Inc.	10,202	798,817
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	101,887	4,954,765
Broadcom, Inc.	19,539	4,333,164
Intel Corp.	188,007	9,043,137
Lam Research Corp.	27,695	5,279,775
QUALCOMM, Inc.	42,279	2,709,661
Skyworks Solutions, Inc.	23,763	2,247,504
Texas Instruments, Inc.	10,064	1,120,324
		29,688,330

Software — 4.9%
Activision Blizzard, Inc.	55,567	4,079,729
Adobe Systems, Inc.(1)	30,539	7,472,283
CDK Global, Inc.	2,874	179,481
Electronic Arts, Inc.(1)	38,156	4,912,585
Intuit, Inc.	1,389	283,689
Microsoft Corp.	215,751	22,886,866
Oracle Corp. (New York)	72,813	3,471,724
Synopsys, Inc.(1)	8,733	780,992
		44,067,349
Specialty Retail — 1.2%
AutoZone, Inc.(1)	6,751	4,763,033
Best Buy Co., Inc.	16,241	1,218,562
Ross Stores, Inc.	57,916	5,063,596
		11,045,191
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	89,568	17,043,895
Western Digital Corp.	26,488	1,858,133
		18,902,028
Textiles, Apparel and Luxury Goods — 1.6%
Deckers Outdoor Corp.(1)	43,726	4,933,604
Michael Kors Holdings Ltd.(1)	68,519	4,572,273
Tapestry, Inc.	97,742	4,605,603
		14,111,480
Tobacco — 0.2%
Altria Group, Inc.	33,014	1,937,262
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	5,930	882,384
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	67,960	4,077,600
TOTAL COMMON STOCKS (Cost $394,954,725)		539,093,977
CORPORATE BONDS — 11.9%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26	300,000	298,200
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	75,866
Rockwell Collins, Inc., 4.35%, 4/15/47	80,000	78,942
United Technologies Corp., 6.05%, 6/1/36	250,000	290,316
		743,324
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	300,000	288,095
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	150,694
Automobiles — 0.3%
American Honda Finance Corp., 2.125%, 10/10/18	150,000	149,920
Ford Motor Co., 4.35%, 12/8/26	240,000	231,259
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	159,912
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	464,283
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	384,285
General Motors Co., 4.20%, 10/1/27	100,000	96,184

General Motors Co., 5.15%, 4/1/38	260,000	250,610
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	611,660
General Motors Financial Co., Inc., 5.25%, 3/1/26	560,000	580,793
		2,928,906
Banks — 1.9%
Bank of America Corp., 4.10%, 7/24/23	70,000	71,332
Bank of America Corp., MTN, 4.20%, 8/26/24	610,000	613,401
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,458,251
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	118,182
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)	140,000	140,732
Bank of America Corp., VRN, 3.00%, 12/20/22(3)	911,000	884,555
Barclays Bank plc, 5.14%, 10/14/20	200,000	205,000
Barclays plc, 4.375%, 1/12/26	200,000	196,171
BPCE SA, 3.00%, 5/22/22(2)	250,000	242,639
BPCE SA, 5.15%, 7/21/24(2)	200,000	204,382
Branch Banking & Trust Co., 3.625%, 9/16/25	113,000	111,429
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	129,467
Capital One Financial Corp., 3.75%, 7/28/26	445,000	419,255
Citigroup, Inc., 2.90%, 12/8/21	650,000	637,287
Citigroup, Inc., 2.75%, 4/25/22	325,000	314,886
Citigroup, Inc., 4.05%, 7/30/22	70,000	70,529
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	942,164
Citigroup, Inc., 4.45%, 9/29/27	650,000	642,936
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)	390,000	368,044
Commerzbank AG, 8.125%, 9/19/23(2)	200,000	229,222
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	449,969
Discover Bank, 3.35%, 2/6/23	250,000	243,412
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	111,738
Fifth Third Bank, 2.875%, 10/1/21	250,000	246,218
HSBC Bank plc, 4.125%, 8/12/20(2)	300,000	305,345
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	249,388
Intesa Sanpaolo SpA, 3.125%, 7/14/22(2)	220,000	205,230
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	230,000	212,601
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	412,496
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	475,452
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	218,678
JPMorgan Chase & Co., 3.875%, 9/10/24	560,000	555,203
JPMorgan Chase & Co., 3.125%, 1/23/25	1,070,000	1,026,242
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(3)	320,000	305,853
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(3)	200,000	188,740
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)	100,000	92,519
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)	100,000	91,642
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	204,343
Regions Financial Corp., 2.75%, 8/14/22	280,000	269,934
Royal Bank of Canada, 2.15%, 10/26/20	850,000	831,605
SunTrust Bank, 3.30%, 5/15/26	200,000	188,629
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(2)	350,000	329,161
US Bancorp, MTN, 3.60%, 9/11/24	330,000	327,676
Wells Fargo & Co., 3.07%, 1/24/23	210,000	204,915

Wells Fargo & Co., 4.125%, 8/15/23	200,000	201,283
Wells Fargo & Co., 3.00%, 4/22/26	350,000	327,193
Wells Fargo & Co., MTN, 2.60%, 7/22/20	320,000	316,659
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	156,279
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	207,982
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	196,950
Wells Fargo & Co., MTN, 4.75%, 12/7/46	120,000	121,354
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)	250,000	239,983
		17,514,536
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	1,170,000	1,161,972
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	250,000	245,901
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	500,000	522,582
Constellation Brands, Inc., 4.75%, 12/1/25	210,000	218,649
		2,149,104
Biotechnology — 0.7%
AbbVie, Inc., 2.50%, 5/14/20	450,000	445,070
AbbVie, Inc., 2.90%, 11/6/22	620,000	604,535
AbbVie, Inc., 3.60%, 5/14/25	120,000	117,092
AbbVie, Inc., 4.40%, 11/6/42	240,000	229,095
Amgen, Inc., 2.20%, 5/22/19	750,000	747,612
Amgen, Inc., 2.65%, 5/11/22	390,000	379,113
Amgen, Inc., 4.66%, 6/15/51	289,000	294,048
Biogen, Inc., 2.90%, 9/15/20	300,000	298,838
Biogen, Inc., 3.625%, 9/15/22	520,000	522,061
Celgene Corp., 3.25%, 8/15/22	190,000	186,861
Celgene Corp., 3.625%, 5/15/24	300,000	295,706
Celgene Corp., 3.875%, 8/15/25	500,000	493,484
Celgene Corp., 3.45%, 11/15/27	70,000	65,713
Celgene Corp., 5.00%, 8/15/45	90,000	90,753
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	319,952
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	835,742
		5,925,675
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	171,415
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	270,000	244,288
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	160,000	161,400
Dow Chemical Co. (The), 4.375%, 11/15/42	170,000	162,715
Eastman Chemical Co., 3.60%, 8/15/22	95,000	95,178
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	201,947
Westlake Chemical Corp., 4.375%, 11/15/47	210,000	195,924
		817,164
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22	220,000	220,809
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	163,427

CommScope Technologies LLC, 5.00%, 3/15/27(2)	160,000	154,200
		317,627
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	161,491
Consumer Finance — 0.4%
American Express Co., 3.00%, 10/30/24	140,000	134,015
American Express Credit Corp., MTN, 2.20%, 3/3/20	450,000	444,141
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	438,922
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,016
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	243,683
CIT Group, Inc., 5.00%, 8/15/22	320,000	326,800
Discover Bank, 3.45%, 7/27/26	250,000	233,103
PNC Bank N.A., 1.95%, 3/4/19	300,000	298,911
PNC Bank N.A., 3.80%, 7/25/23	750,000	752,777
Synchrony Financial, 2.60%, 1/15/19	160,000	159,825
Synchrony Financial, 3.00%, 8/15/19	90,000	89,890
		3,371,083
Containers and Packaging — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(2)	340,000	334,900
Ball Corp., 4.00%, 11/15/23	180,000	175,725
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	250,000	247,969
		758,594
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	106,303
George Washington University (The), 3.55%, 9/15/46	115,000	102,841
		209,144
Diversified Financial Services — 1.2%
Ally Financial, Inc., 3.50%, 1/27/19	100,000	100,200
Ally Financial, Inc., 4.625%, 3/30/25	100,000	99,375
Banco Santander SA, 3.50%, 4/11/22	400,000	397,397
BNP Paribas SA, 4.375%, 9/28/25(2)	200,000	196,622
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	600,000	595,084
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	279,464
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	679,656
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	852,656
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	491,591
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	445,892
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	530,000	503,720
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	103,947
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	610,000	630,940
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	240,000	248,035
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(3)	170,000	162,770
HSBC Holdings plc, 2.95%, 5/25/21	800,000	789,554
HSBC Holdings plc, 4.30%, 3/8/26	400,000	404,653
HSBC Holdings plc, 4.375%, 11/23/26	220,000	219,284
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)	220,000	216,524
Morgan Stanley, 2.75%, 5/19/22	200,000	194,074
Morgan Stanley, 5.00%, 11/24/25	210,000	218,613
Morgan Stanley, 4.375%, 1/22/47	90,000	88,716

Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	895,463
Morgan Stanley, MTN, 3.70%, 10/23/24	760,000	752,153
Morgan Stanley, MTN, 4.00%, 7/23/25	600,000	600,458
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(3)	250,000	240,676
S&P Global, Inc., 3.30%, 8/14/20	120,000	119,965
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(2)	300,000	295,119
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(2)	200,000	200,268
		11,022,869
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	250,000	259,493
AT&T, Inc., 3.875%, 8/15/21	500,000	505,404
AT&T, Inc., 3.40%, 5/15/25	890,000	845,581
AT&T, Inc., 4.10%, 2/15/28(2)	150,000	145,241
AT&T, Inc., 5.25%, 3/1/37	110,000	110,481
AT&T, Inc., 4.75%, 5/15/46	130,000	119,425
AT&T, Inc., 5.15%, 11/15/46(2)	288,000	278,700
AT&T, Inc., 5.45%, 3/1/47	80,000	80,416
CenturyLink, Inc., 6.15%, 9/15/19	140,000	143,325
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(2)	600,000	591,687
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	290,000	276,677
Orange SA, 4.125%, 9/14/21	210,000	214,475
Orange SA, 5.50%, 2/6/44	80,000	89,583
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	104,786
Telefonica Emisiones SAU, 4.10%, 3/8/27	275,000	269,482
Telefonica Emisiones SAU, 5.21%, 3/8/47	180,000	183,192
Verizon Communications, Inc., 3.50%, 11/1/24	200,000	196,310
Verizon Communications, Inc., 2.625%, 8/15/26	610,000	552,805
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	147,961
Verizon Communications, Inc., 5.01%, 8/21/54	250,000	250,687
		5,365,711
Electric Utilities — 0.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	92,439
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	130,000	132,560
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(2)	150,000	145,125
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	120,000	113,400
		483,524
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	220,000	219,134
Halliburton Co., 4.85%, 11/15/35	220,000	232,120
		451,254
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	134,258
American Tower Corp., 3.375%, 10/15/26	200,000	186,797
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	113,748
Boston Properties LP, 3.65%, 2/1/26	280,000	271,509
Crown Castle International Corp., 5.25%, 1/15/23	180,000	189,000
Crown Castle International Corp., 4.45%, 2/15/26	40,000	40,160
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	150,000	150,937
Essex Portfolio LP, 3.625%, 8/15/22	150,000	149,240

Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,633
Hospitality Properties Trust, 4.65%, 3/15/24	190,000	189,685
Hudson Pacific Properties LP, 3.95%, 11/1/27	180,000	169,147
Kilroy Realty LP, 3.80%, 1/15/23	130,000	129,182
Kimco Realty Corp., 2.80%, 10/1/26	240,000	214,115
Ventas Realty LP, 4.125%, 1/15/26	100,000	98,668
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	232,998
Welltower, Inc., 3.75%, 3/15/23	130,000	128,558
		2,446,635
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	220,000	219,015
CVS Health Corp., 2.75%, 12/1/22	170,000	163,512
Kroger Co. (The), 3.30%, 1/15/21	330,000	330,630
Kroger Co. (The), 3.875%, 10/15/46	150,000	128,257
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)	350,000	344,119
Target Corp., 3.90%, 11/15/47	80,000	76,285
Walmart, Inc., 4.05%, 6/29/48	210,000	214,204
		1,476,022
Food Products — 0.1%
General Mills, Inc., 4.00%, 4/17/25	240,000	239,843
Kraft Heinz Foods Co., 5.20%, 7/15/45	140,000	139,105
Kraft Heinz Foods Co., 4.375%, 6/1/46	70,000	62,473
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	210,000	206,850
		648,271
Gas Utilities — 0.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	200,000	206,986
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	102,690
Enbridge, Inc., 4.00%, 10/1/23	140,000	141,500
Enbridge, Inc., 4.50%, 6/10/44	120,000	116,433
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	160,500
Energy Transfer Equity LP, 4.25%, 3/15/23	270,000	263,250
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	202,238
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	156,873
Energy Transfer Partners LP, 4.90%, 3/15/35	70,000	65,956
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	194,188
Energy Transfer Partners LP, 6.00%, 6/15/48	120,000	125,922
Enterprise Products Operating LLC, 5.20%, 9/1/20	450,000	467,856
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	471,315
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	220,470
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	176,528
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	235,587
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	263,328
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	103,484
MPLX LP, 4.875%, 6/1/25	410,000	426,630
MPLX LP, 4.50%, 4/15/38	120,000	114,424
MPLX LP, 5.20%, 3/1/47	90,000	91,421
ONEOK, Inc., 4.00%, 7/13/27	220,000	216,689
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	305,530
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	629,831

Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	322,435
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	191,273
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(2)	160,000	151,400
Williams Cos., Inc. (The), 3.70%, 1/15/23	190,000	186,973
Williams Partners LP, 4.125%, 11/15/20	300,000	303,568
Williams Partners LP, 5.10%, 9/15/45	200,000	204,429
		6,819,707
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	110,000	109,969
Abbott Laboratories, 3.75%, 11/30/26	575,000	571,895
Becton Dickinson and Co., 3.73%, 12/15/24	440,000	432,016
Becton Dickinson and Co., 3.70%, 6/6/27	120,000	115,413
Medtronic, Inc., 2.50%, 3/15/20	130,000	129,054
Medtronic, Inc., 3.50%, 3/15/25	430,000	428,238
Medtronic, Inc., 4.375%, 3/15/35	200,000	209,663
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	150,979
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	147,021
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	120,736
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	123,566
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	118,979
		2,657,529
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	130,000	125,137
Anthem, Inc., 3.65%, 12/1/27	140,000	133,728
Anthem, Inc., 4.65%, 1/15/43	210,000	207,921
Cardinal Health, Inc., 1.95%, 6/14/19	500,000	496,635
CVS Health Corp., 4.30%, 3/25/28	620,000	618,862
CVS Health Corp., 4.78%, 3/25/38	160,000	161,512
CVS Health Corp., 5.05%, 3/25/48	150,000	156,029
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	156,158
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	74,566
HCA, Inc., 3.75%, 3/15/19	180,000	180,729
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	96,513
Kaiser Foundation Hospitals, 4.15%, 5/1/47	80,000	80,697
Mylan NV, 3.95%, 6/15/26	130,000	124,804
Northwell Healthcare, Inc., 4.26%, 11/1/47	120,000	114,074
Stanford Health Care, 3.80%, 11/15/48	95,000	90,405
Tenet Healthcare Corp., 4.625%, 7/15/24	158,000	153,458
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	227,840
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	305,919
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	210,927
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	152,533
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	131,300
		3,999,747
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(2)	310,000	310,775
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	170,000	164,262
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	98,413
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	78,810

McDonald's Corp., MTN, 4.45%, 3/1/47		330,000	332,614
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		130,000	137,176
			1,122,050
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23		110,000	118,049
Lennar Corp., 4.75%, 4/1/21		152,000	154,090
Lennar Corp., 4.75%, 11/29/27		150,000	141,375
M.D.C. Holdings, Inc., 5.50%, 1/15/24		80,000	79,600
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	104,634
Toll Brothers Finance Corp., 4.35%, 2/15/28		200,000	180,250
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	100,596
			878,594
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		170,000	166,396
General Electric Co., 4.125%, 10/9/42		110,000	102,145
			268,541
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	150,866
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	308,921
American International Group, Inc., 4.125%, 2/15/24		550,000	555,331
American International Group, Inc., 4.50%, 7/16/44		120,000	115,151
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	229,423
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	232,243
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	271,796
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	107,109
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	300,000	371,664
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		50,000	58,896
International Lease Finance Corp., 5.875%, 8/15/22		100,000	106,661
Markel Corp., 4.90%, 7/1/22		190,000	196,708
MetLife, Inc., 4.125%, 8/13/42		110,000	104,501
MetLife, Inc., 4.875%, 11/13/43		110,000	116,774
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		200,000	196,051
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	69,346
Prudential Financial, Inc., 3.94%, 12/7/49		477,000	439,804
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		70,000	72,812
Travelers Cos., Inc. (The), 4.05%, 3/7/48		90,000	87,872
Voya Financial, Inc., 5.70%, 7/15/43		160,000	176,967
WR Berkley Corp., 4.625%, 3/15/22		130,000	134,189
WR Berkley Corp., 4.75%, 8/1/44		90,000	91,251
			4,194,336
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		450,000	417,797
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		280,000	281,713
			699,510
Media — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39		150,000	200,477
21st Century Fox America, Inc., 4.75%, 9/15/44		80,000	85,788
CBS Corp., 4.00%, 1/15/26		160,000	156,828
CBS Corp., 4.85%, 7/1/42		60,000	58,472

CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(2)	170,000	160,013
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	670,000	683,540
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	67,195
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	270,000	294,786
Comcast Corp., 6.40%, 5/15/38	310,000	374,381
Comcast Corp., 4.75%, 3/1/44	260,000	264,322
Discovery Communications LLC, 5.625%, 8/15/19	56,000	57,446
Discovery Communications LLC, 3.95%, 3/20/28	620,000	595,705
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	130,334
Lamar Media Corp., 5.375%, 1/15/24	180,000	185,400
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	80,000	77,950
TEGNA, Inc., 5.125%, 7/15/20	330,000	334,537
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	68,133
Time Warner Cable LLC, 4.50%, 9/15/42	100,000	85,841
Viacom, Inc., 3.125%, 6/15/22	190,000	183,692
Viacom, Inc., 4.25%, 9/1/23	160,000	160,830
Viacom, Inc., 4.375%, 3/15/43	240,000	211,205
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	200,000	188,750
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	79,585
Warner Media LLC, 4.70%, 1/15/21	140,000	143,843
Warner Media LLC, 2.95%, 7/15/26	370,000	335,293
Warner Media LLC, 3.80%, 2/15/27	150,000	143,948
Warner Media LLC, 5.35%, 12/15/43	120,000	120,104
		5,448,398
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	77,982
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	112,791
Southern Copper Corp., 5.25%, 11/8/42	100,000	101,720
Steel Dynamics, Inc., 5.00%, 12/15/26	200,000	199,750
		492,243
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	102,784
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	178,200
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	158,067
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	137,352
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	143,055
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	202,464
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	292,594
Dominion Energy, Inc., 4.90%, 8/1/41	120,000	124,588
Duke Energy Corp., 3.55%, 9/15/21	90,000	90,707
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	141,297
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	210,123
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	130,570
Exelon Corp., 5.15%, 12/1/20	220,000	226,757
Exelon Corp., 4.45%, 4/15/46	140,000	138,743
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	122,617
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	70,866
FirstEnergy Corp., 4.25%, 3/15/23	180,000	182,879
FirstEnergy Corp., 4.85%, 7/15/47	90,000	92,872

Florida Power & Light Co., 4.125%, 2/1/42	140,000	141,362
Florida Power & Light Co., 3.95%, 3/1/48	130,000	129,539
Georgia Power Co., 4.30%, 3/15/42	70,000	70,760
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	259,954
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	280,440
NiSource, Inc., 5.65%, 2/1/45	140,000	161,004
Pacific Gas & Electric Co., 4.00%, 12/1/46	60,000	53,644
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	120,421
Progress Energy, Inc., 3.15%, 4/1/22	90,000	88,756
Sempra Energy, 2.875%, 10/1/22	200,000	194,274
Sempra Energy, 3.25%, 6/15/27	180,000	168,402
Sempra Energy, 3.80%, 2/1/38	90,000	82,921
Sempra Energy, 4.00%, 2/1/48	100,000	91,077
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	82,612
Southern Power Co., 5.15%, 9/15/41	40,000	40,699
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	93,406
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	158,298
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	95,537
		5,059,641
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	178,996
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	220,000	238,043
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	129,291
Antero Resources Corp., 5.00%, 3/1/25	230,000	231,437
Apache Corp., 4.75%, 4/15/43	120,000	115,597
BP Capital Markets plc, 4.50%, 10/1/20	100,000	102,834
Cenovus Energy, Inc., 4.25%, 4/15/27	210,000	204,346
Cimarex Energy Co., 4.375%, 6/1/24	220,000	222,995
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	141,830
Concho Resources, Inc., 4.375%, 1/15/25	270,000	272,083
Concho Resources, Inc., 4.875%, 10/1/47	160,000	162,715
Continental Resources, Inc., 4.375%, 1/15/28	440,000	439,523
Ecopetrol SA, 5.875%, 5/28/45	90,000	90,293
Encana Corp., 6.50%, 2/1/38	210,000	250,324
EOG Resources, Inc., 5.625%, 6/1/19	150,000	153,266
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,488
Equinor ASA, 2.45%, 1/17/23	190,000	183,071
Equinor ASA, 3.95%, 5/15/43	150,000	143,923
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	97,372
Hess Corp., 4.30%, 4/1/27	140,000	137,326
Hess Corp., 6.00%, 1/15/40	260,000	273,261
Marathon Oil Corp., 3.85%, 6/1/25	210,000	206,468
Marathon Oil Corp., 4.40%, 7/15/27	190,000	191,378
Newfield Exploration Co., 5.75%, 1/30/22	220,000	230,450
Newfield Exploration Co., 5.375%, 1/1/26	140,000	143,850
Noble Energy, Inc., 4.15%, 12/15/21	290,000	294,741
Petroleos Mexicanos, 6.00%, 3/5/20	77,000	79,519
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	243,072

Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,163
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,563
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	191,084
Phillips 66, 4.30%, 4/1/22	250,000	257,267
Phillips 66, 3.90%, 3/15/28	170,000	167,968
Shell International Finance BV, 2.375%, 8/21/22	130,000	125,903
Shell International Finance BV, 3.25%, 5/11/25	200,000	196,947
Shell International Finance BV, 3.625%, 8/21/42	140,000	130,235
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	116,643
		6,403,269
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	365,713
International Paper Co., 4.40%, 8/15/47	190,000	177,997
		543,710
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	60,000	59,154
Allergan Finance LLC, 3.25%, 10/1/22	400,000	390,586
Allergan Funding SCS, 3.85%, 6/15/24	540,000	533,765
Allergan Funding SCS, 4.55%, 3/15/35	150,000	146,876
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	660,000	635,943
		1,766,324
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	177,366
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	55,148
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	229,905
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	180,491
CSX Corp., 3.40%, 8/1/24	180,000	177,475
CSX Corp., 3.25%, 6/1/27	250,000	238,933
Union Pacific Corp., 3.60%, 9/15/37	200,000	186,092
Union Pacific Corp., 4.75%, 9/15/41	150,000	159,145
Union Pacific Corp., 4.05%, 11/15/45	80,000	77,421
		1,481,976
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	210,000	193,435
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	100,000	90,625
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	201,250
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(2)	200,000	210,750
		696,060
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	570,000	550,321
Microsoft Corp., 3.125%, 11/3/25	110,000	108,209
Microsoft Corp., 3.45%, 8/8/36	220,000	212,760
Microsoft Corp., 4.25%, 2/6/47	340,000	363,563
Oracle Corp., 2.50%, 10/15/22	260,000	252,599
Oracle Corp., 3.625%, 7/15/23	280,000	283,297
Oracle Corp., 2.65%, 7/15/26	100,000	93,597
Oracle Corp., 4.30%, 7/8/34	160,000	166,533
Oracle Corp., 4.00%, 7/15/46	150,000	146,580
		2,177,459

Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	200,000	191,250
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	153,105
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	454,792
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	48,881
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	171,062
		1,019,090
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	130,000	124,915
Apple, Inc., 2.50%, 2/9/25	540,000	510,750
Apple, Inc., 2.45%, 8/4/26	210,000	194,237
Apple, Inc., 3.20%, 5/11/27	250,000	243,115
Apple, Inc., 2.90%, 9/12/27	320,000	303,453
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	820,000	867,160
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	211,214
Seagate HDD Cayman, 4.75%, 1/1/25	100,000	97,174
		2,552,018
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	80,000	74,219
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	304,692
Sprint Communications, Inc., 9.00%, 11/15/18(2)	74,000	75,351
Vodafone Group plc, 4.375%, 5/30/28	150,000	150,542
		530,585
TOTAL CORPORATE BONDS (Cost $108,330,376)		106,930,237
U.S. TREASURY SECURITIES — 11.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,050,000	1,125,653
U.S. Treasury Bonds, 4.375%, 11/15/39	2,900,000	3,503,506
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	1,944,344
U.S. Treasury Bonds, 3.125%, 11/15/41	2,600,000	2,626,051
U.S. Treasury Bonds, 3.00%, 5/15/42	2,700,000	2,669,730
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,059,504
U.S. Treasury Bonds, 2.875%, 5/15/43	1,420,000	1,370,827
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,845,584
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,557,843
U.S. Treasury Bonds, 2.50%, 2/15/45	5,870,000	5,255,255
U.S. Treasury Bonds, 3.00%, 5/15/45	900,000	887,273
U.S. Treasury Bonds, 3.00%, 11/15/45	700,000	689,938
U.S. Treasury Notes, 1.50%, 2/28/19	1,000,000	995,566
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,577,940
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,564,301
U.S. Treasury Notes, 1.50%, 5/15/20	8,350,000	8,183,326
U.S. Treasury Notes, 2.50%, 5/31/20	12,000,000	11,965,078
U.S. Treasury Notes, 1.375%, 9/15/20	2,500,000	2,432,471
U.S. Treasury Notes, 2.625%, 5/15/21	2,500,000	2,490,625
U.S. Treasury Notes, 2.00%, 10/31/21	12,380,000	12,078,238
U.S. Treasury Notes, 1.875%, 1/31/22(4)	1,500,000	1,454,150
U.S. Treasury Notes, 1.875%, 4/30/22	3,500,000	3,384,404
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	14,691,750

U.S. Treasury Notes, 2.75%, 5/31/23	1,900,000	1,892,504
U.S. Treasury Notes, 2.75%, 2/15/28	6,500,000	6,387,139
TOTAL U.S. TREASURY SECURITIES (Cost $100,952,616)		99,633,000
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 1.0%
FHLMC, VRN, 2.31%, 8/15/18	504,590	495,020
FHLMC, VRN, 2.37%, 8/15/18	553,602	548,368
FHLMC, VRN, 2.46%, 8/15/18	436,888	446,883
FHLMC, VRN, 2.59%, 8/15/18	211,128	209,854
FHLMC, VRN, 2.86%, 8/15/18	275,655	273,433
FHLMC, VRN, 3.08%, 8/15/18	895,084	893,444
FHLMC, VRN, 3.35%, 8/15/18	200,540	211,359
FHLMC, VRN, 3.47%, 8/15/18	54,807	56,493
FHLMC, VRN, 3.68%, 8/15/18	84,117	85,358
FHLMC, VRN, 3.72%, 8/15/18	387,823	408,686
FHLMC, VRN, 3.78%, 8/15/18	58,363	61,114
FHLMC, VRN, 3.78%, 8/15/18	175,269	185,009
FHLMC, VRN, 3.82%, 8/15/18	74,745	78,136
FHLMC, VRN, 3.99%, 8/15/18	179,696	185,363
FHLMC, VRN, 4.02%, 8/15/18	50,508	53,296
FHLMC, VRN, 4.08%, 8/15/18	75,500	77,377
FHLMC, VRN, 4.23%, 8/15/18	16,691	17,530
FHLMC, VRN, 4.24%, 8/15/18	37,098	38,372
FHLMC, VRN, 4.26%, 8/15/18	41,974	43,385
FNMA, VRN, 2.61%, 8/25/18	354,967	352,109
FNMA, VRN, 2.94%, 8/25/18	307,871	308,197
FNMA, VRN, 3.18%, 8/25/18	435,954	433,953
FNMA, VRN, 3.18%, 8/25/18	703,875	699,662
FNMA, VRN, 3.21%, 8/25/18	278,200	276,801
FNMA, VRN, 3.25%, 8/25/18	634,027	638,326
FNMA, VRN, 3.33%, 8/25/18	90,047	91,053
FNMA, VRN, 3.46%, 8/25/18	318,335	328,395
FNMA, VRN, 3.48%, 8/25/18	144,957	152,857
FNMA, VRN, 3.53%, 8/25/18	41,739	43,835
FNMA, VRN, 3.56%, 8/25/18	25,050	26,176
FNMA, VRN, 3.61%, 8/25/18	136,559	139,850
FNMA, VRN, 3.97%, 8/25/18	110,770	113,914
FNMA, VRN, 4.04%, 8/25/18	277,455	287,330
FNMA, VRN, 4.05%, 8/25/18	260,313	269,861
FNMA, VRN, 4.05%, 8/25/18	147,429	152,825
FNMA, VRN, 4.06%, 8/25/18	144,816	149,802
		8,833,426
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.0%
FHLMC, 4.50%, 1/1/19	4,453	4,495
FHLMC, 6.50%, 1/1/28	12,409	13,753
FHLMC, 5.50%, 12/1/33	100,722	109,819
FHLMC, 5.00%, 7/1/35	852,803	908,277
FHLMC, 5.50%, 1/1/38	87,898	94,882
FHLMC, 6.00%, 8/1/38	49,960	54,525

FHLMC, 3.00%, 2/1/43	845,090	821,485
FNMA, 3.00%, 8/13/18(7)	5,250,000	5,060,815
FNMA, 3.50%, 8/13/18(7)	13,900,000	13,777,005
FNMA, 4.00%, 8/13/18(7)	7,450,000	7,569,025
FNMA, 4.50%, 8/13/18(7)	1,705,000	1,768,976
FNMA, 4.50%, 5/1/19	5,267	5,310
FNMA, 4.50%, 5/1/19	10,409	10,493
FNMA, 5.00%, 9/1/20	79,066	80,515
FNMA, 6.50%, 1/1/29	19,269	21,257
FNMA, 7.50%, 7/1/29	52,122	56,620
FNMA, 7.50%, 9/1/30	11,408	13,241
FNMA, 5.00%, 7/1/31	504,803	533,813
FNMA, 6.50%, 9/1/31	14,370	15,755
FNMA, 7.00%, 9/1/31	5,279	5,595
FNMA, 6.50%, 1/1/32	14,083	15,443
FNMA, 6.50%, 8/1/32	18,660	20,743
FNMA, 5.50%, 6/1/33	56,492	61,347
FNMA, 5.50%, 7/1/33	92,893	100,589
FNMA, 5.50%, 8/1/33	175,177	189,279
FNMA, 5.50%, 9/1/33	111,084	120,871
FNMA, 5.00%, 11/1/33	317,361	340,168
FNMA, 5.00%, 4/1/35	417,580	446,095
FNMA, 4.50%, 9/1/35	190,220	198,378
FNMA, 5.00%, 2/1/36	265,166	283,328
FNMA, 5.50%, 4/1/36	99,328	107,402
FNMA, 5.50%, 5/1/36	191,610	207,049
FNMA, 5.00%, 11/1/36	716,127	765,242
FNMA, 5.50%, 2/1/37	48,209	52,049
FNMA, 6.00%, 7/1/37	395,924	432,955
FNMA, 6.50%, 8/1/37	68,813	73,579
FNMA, 5.50%, 7/1/39	327,742	354,025
FNMA, 5.00%, 4/1/40	792,276	847,915
FNMA, 5.00%, 6/1/40	637,818	682,003
FNMA, 4.50%, 8/1/40	979,059	1,026,596
FNMA, 4.50%, 9/1/40	1,897,502	1,989,684
FNMA, 3.50%, 1/1/41	1,144,852	1,144,377
FNMA, 4.00%, 1/1/41	982,337	1,009,448
FNMA, 4.00%, 5/1/41	1,034,218	1,058,849
FNMA, 4.50%, 7/1/41	358,484	375,902
FNMA, 4.50%, 9/1/41	370,910	388,298
FNMA, 4.50%, 9/1/41	1,468,234	1,536,237
FNMA, 4.00%, 12/1/41	957,991	981,935
FNMA, 4.00%, 1/1/42	570,090	583,691
FNMA, 4.00%, 1/1/42	765,491	783,706
FNMA, 3.50%, 5/1/42	1,539,927	1,539,289
FNMA, 3.50%, 6/1/42	532,628	532,407
FNMA, 3.00%, 11/1/42	1,291,411	1,256,545
FNMA, 3.50%, 5/1/45	1,381,074	1,373,231
FNMA, 6.50%, 8/1/47	12,628	13,450

FNMA, 6.50%, 9/1/47	16,050	17,023
FNMA, 6.50%, 9/1/47	962	1,023
FNMA, 6.50%, 9/1/47	8,440	8,953
FNMA, 3.50%, 10/1/47	6,759,747	6,716,106
GNMA, 3.00%, 8/21/18(7)	3,150,000	3,070,512
GNMA, 3.50%, 8/21/18(7)	3,300,000	3,305,414
GNMA, 4.00%, 8/21/18(7)	2,000,000	2,044,453
GNMA, 7.00%, 4/20/26	34,273	37,932
GNMA, 7.50%, 8/15/26	18,616	20,412
GNMA, 7.00%, 2/15/28	7,697	7,708
GNMA, 7.50%, 2/15/28	8,898	8,913
GNMA, 7.00%, 12/15/28	8,552	8,565
GNMA, 7.00%, 5/15/31	40,356	45,499
GNMA, 5.50%, 11/15/32	130,589	141,807
GNMA, 4.50%, 5/20/41	389,481	410,257
GNMA, 4.50%, 6/15/41	442,002	466,054
GNMA, 4.00%, 12/15/41	688,185	707,347
GNMA, 3.50%, 6/20/42	837,423	846,500
GNMA, 3.50%, 7/20/42	408,501	412,554
GNMA, 4.50%, 11/20/43	524,722	552,431
GNMA, 2.50%, 7/20/46	1,288,210	1,217,109
		71,864,333
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $81,589,703)		80,697,759
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	12,918	12,994
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.95%, 8/1/18(6)	209,812	212,384
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/1/18(2)(6)	368,799	362,945
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 8/1/18(2)(6)	289,502	289,038
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 8/1/18(6)	176,590	176,522
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.10%, 8/1/18(6)	290,467	284,350
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.80%, 8/1/18(6)	507,741	504,891
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.07%, 8/1/18(6)	75,776	76,786
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	145,948	148,189
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,523	4,449
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 8/1/18(2)(6)	477,294	473,234
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.73%, 8/1/18(6)	277,368	276,166
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.40%, 8/1/18(6)	51,708	51,999
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 8/1/18(2)(6)	854,000	845,472
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.88%, 8/1/18(6)	98,205	97,293
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 8/1/18(6)	134,733	136,559
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.55%, 8/1/18(6)	197,248	196,807
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.71%, 8/1/18(6)	190,900	195,147
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.95%, 8/1/18(6)	225,924	229,400
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.24%, 8/1/18(6)	70,600	71,127
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.15%, 8/1/18(6)	33,503	33,592
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.85%, 8/1/18(6)	173,171	176,207
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 8/1/18(2)(6)	76,144	73,522

JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 8/1/18(2)(6)	273,207	267,967
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 8/1/18(2)(6)	752,846	738,540
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 8/1/18(2)(6)	1,192,767	1,188,061
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.20%, 8/1/18(6)	250,342	258,062
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.02%, 8/25/18(6)	135,432	134,630
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 8/1/18(6)	193,976	197,073
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 8/1/18(2)(6)	421,302	425,009
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 8/1/18(6)	7,554	7,785
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/18(6)	18,097	18,234
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	118,331	119,128
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 8/1/18(2)(6)	560,074	550,878
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 8/1/18(2)(6)	689,018	685,362
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 8/1/18(2)(6)	536,797	541,294
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 8/1/18(2)(6)	1,202,717	1,195,802
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 8/1/18(2)(6)	1,475,429	1,491,079
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 8/1/18(2)(6)	285,340	271,639
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.30%, 8/1/18(6)	107,928	108,851
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.80%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.74%	589,891	582,823
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.65%, 8/1/18(6)	383,314	378,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	43,042	43,963
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.24%, 8/1/18(6)	87,749	90,269
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 8/1/18(6)	82,236	84,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	48,983	48,480
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	160,423	165,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.08%, 8/1/18(6)	352,388	372,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.01%, 8/1/18(6)	33,414	34,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.01%, 8/1/18(6)	222,760	230,029
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.90%, 8/1/18(6)	180,327	183,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 8/1/18(6)	147,635	149,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	78,968	79,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	96,917	96,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	45,695	45,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	26,634	27,223
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	25,953	26,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.76%, 8/1/18(6)	63,929	61,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	109,015	114,994
		15,942,508
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.36%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.30%	40,000	40,412
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.41%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.35%	475,000	482,359
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.26%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.20%	64,792	65,545
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.51%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.45%	577,107	575,403
FHLMC, Series 77, Class H, 8.50%, 9/15/20	174	175
FHLMC, Series KF29, Class A, VRN, 2.45%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.36%	1,343,403	1,346,303
FHLMC, Series KF31, Class A, VRN, 2.46%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,801,698	1,806,775
FNMA, Series 2014-C02, Class 1M2, VRN, 4.66%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.60%	125,000	132,948
FNMA, Series 2014-C02, Class 2M2, VRN, 4.66%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.60%	580,982	614,866
FNMA, Series 2016-C04, Class 1M1, VRN, 3.51%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.45%	305,139	307,424
FNMA, Series 2016-C05, Class 2M1, VRN, 3.41%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.35%	198,322	199,124

FNMA, Series 2017-C01, Class 1M1, VRN, 3.36%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.30%	494,211	497,942
FNMA, Series 2018-C01, Class 1M1, VRN, 2.66%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.60%	1,937,990	1,936,863
		8,006,139
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,020,222)		23,948,647
ASSET-BACKED SECURITIES(5) — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	1,500,000	1,493,677
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	444,812	433,744
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	1,370,032	1,376,444
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	154,865	154,608
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	812,524	808,621
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 8/15/18(2)(6)	857,044	858,555
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	375,000	374,760
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	62,054	61,652
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	356,520	350,491
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	395,659	388,102
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.77%, 8/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,914,579	1,910,089
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.15%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.08%(2)	1,225,000	1,229,633
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.07%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.00%(2)	1,899,196	1,907,142
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)	443,567	443,411
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	222,532	217,497
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	231,465	226,816
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	359,673	350,223
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	902,075	875,274
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(2)	1,325,000	1,324,417
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.47%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	549,458	551,186
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	1,000,000	982,213
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	227,292	225,090
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	243,126	242,759
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	133,845	132,822
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	1,275,000	1,274,892
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 8/1/18(2)(6)	271,886	271,811
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 8/1/18(2)(6)	441,033	432,811
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 8/1/18(2)(6)	987,690	962,210
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 8/1/18(2)(6)	1,340,187	1,319,774
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	126,425	126,229
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	523,129	510,277
TOTAL ASSET-BACKED SECURITIES (Cost $21,983,891)		21,817,230
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	611,059
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	1,000,000	984,271
BX Trust 2018-MCSF, Series 2018-MCSF, Class A, VRN, 2.65%, 8/15/18, resets monthly off the 1-month LIBOR plus 0.58%(2)	700,000	695,643
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 8/1/18(6)	675,000	692,988
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 8/1/18(6)	775,000	790,822
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 8/1/18(6)	900,000	918,130

Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	373,345
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,775,000	1,731,219
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,100,000	1,077,004
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 8/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,250,000	1,251,904
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 8/1/18(6)	1,000,000	978,161
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/1/18(2)(6)	1,275,000	1,196,586
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/18(6)	475,000	478,060
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	920,000	901,896
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	283,045
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	464,997
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	563,926
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	675,000	648,548
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 8/1/18(2)(6)	725,000	715,171
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	700,000	671,809
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,545,190)		16,028,584
COLLATERALIZED LOAN OBLIGATIONS(5) — 1.4%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.37%, 10/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	750,000	744,631
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	497,040
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	750,000	744,462
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	1,600,000	1,590,430
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	496,944
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	1,250,000	1,242,158
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.40%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(2)	600,000	599,032
KKR CLO Ltd., Series 11, Class AR, VRN, 3.52%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(2)	500,000	500,552
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(2)	1,000,000	1,001,231
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(2)	750,000	747,481
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	848,000	848,062
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(2)	800,000	798,752
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	850,000	847,276
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(2)	600,000	599,473
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)	1,100,000	1,099,143
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 10/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	497,067
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,899,335)		12,853,734
BANK LOAN OBLIGATIONS(8) — 0.8%
Consumer, Non-cyclical†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.07%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	91,947	92,111
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.07%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	78,053	78,192

Post Holdings Inc., 2017 Series A Incremental Term Loan, 5/24/24(9)	150,000	150,268
		320,571
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	790,000	792,196
Zayo Group, LLC, 2017 Incremental Term Loan, 4.33%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	300,000	301,521
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(9)	170,000	170,862
		1,264,579
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.08%, 4/25/23, resets monthly off the 1-month LIBOR plus 2.00%	398,980	399,854
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(9)	400,000	400,876
		800,730
Health Care Providers and Services — 0.1%
HCA Inc., 2018 Term Loan B10, 4.08%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	733,163	738,408
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.81%, 10/25/23, resets quarterly off the 3-month LIBOR plus 1.75%	850,000	853,863
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 2016 Term Loan B, 6/30/23(9)	580,000	579,484
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4/26/24(9)	695,000	695,598
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC, 2017 Term Loan B, 9/7/23(9)	650,000	650,881
Western Digital Corporation, 2018 Term Loan B4, 3.83%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	244,388	244,768
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(9)	505,000	505,788
		1,401,437
TOTAL BANK LOAN OBLIGATIONS (Cost $6,659,970)		6,654,670
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	195,000	264,089
Houston GO, 3.96%, 3/1/47	120,000	117,956
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	135,339
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	139,103
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	79,776
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	805,408
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	149,851
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	289,058
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	133,369
New York City GO, 6.27%, 12/1/37	95,000	121,515
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	119,782
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	57,716
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	258,632
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	243,747
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	210,000	257,177
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	107,496
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	130,471
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	92,898
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	139,585
State of California GO, 4.60%, 4/1/38	180,000	187,810

State of California GO, 7.55%, 4/1/39	100,000	147,967
State of California GO, 7.30%, 10/1/39	160,000	226,360
State of California GO, 7.60%, 11/1/40	80,000	120,614
State of Illinois GO, 5.10%, 6/1/33	245,000	238,218
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	86,302
State of Texas GO, 5.52%, 4/1/39	50,000	61,721
State of Washington GO, 5.14%, 8/1/40	20,000	23,571
TOTAL MUNICIPAL SECURITIES (Cost $4,181,379)		4,735,531
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	100,088
Chile Government International Bond, 3.625%, 10/30/42	100,000	93,620
		193,708
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	317,982
Colombia Government International Bond, 7.375%, 9/18/37	300,000	379,500
Colombia Government International Bond, 6.125%, 1/18/41	100,000	113,000
		810,482
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	220,000	243,401
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	591,525
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	376,000
		967,525
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	89,250
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	202,130
		291,380
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	304,721
Philippine Government International Bond, 6.375%, 10/23/34	150,000	187,713
		492,434
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	137,770
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	147,191
		284,961
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	110,001
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	111,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,505,799)		3,505,792
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 2.125%, 4/24/26	270,000	252,019
FNMA, 6.625%, 11/15/30	1,800,000	2,402,827
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,539,312)		2,654,846

TEMPORARY CASH INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,189,742	14,189,742
U.S. Treasury Bills, 2.35%, 6/20/19(10)	4,000,000	3,917,052
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,108,167)		18,106,794
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $796,270,685)		936,660,801
OTHER ASSETS AND LIABILITIES — (4.3)%		(38,540,861)
TOTAL NET ASSETS — 100.0%		$898,119,940

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,926	USD	5,795	JPMorgan Chase Bank N.A.	9/19/18	$(14)
EUR	6,223	USD	7,308	JPMorgan Chase Bank N.A.	9/19/18	(5)
USD	376,292	EUR	318,670	JPMorgan Chase Bank N.A.	9/19/18	2,341
USD	10,525	EUR	8,922	JPMorgan Chase Bank N.A.	9/19/18	55
						$2,377

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	1	September 2018	$100,000	$113,125	$(33)
U.S. Treasury Long Bonds	9	September 2018	$900,000	1,286,719	4,292
				$1,399,844	$4,259

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$1,300,000	$514	$16,057	$16,571
CPURNSA	Receive	2.28%	11/16/26	$1,300,000	514	11,888	12,402
CPURNSA	Receive	2.27%	11/21/26	$1,300,000	514	12,360	12,874
CPURNSA	Receive	2.17%	5/10/27	$1,100,000	512	19,994	20,506
					$2,054	$60,299	$62,353

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$1,000,000	$11,083
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$1,000,000	8,549
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$1,000,000	9,526
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$1,000,000	12,258
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$1,000,000	9,138
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$1,000,000	10,752
						$61,306
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,729,248, which represented 6.8% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $271,403.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	539,093,977	—	—
Corporate Bonds	—	106,930,237	—
U.S. Treasury Securities	—	99,633,000	—
U.S. Government Agency Mortgage-Backed Securities	—	80,697,759	—
Collateralized Mortgage Obligations	—	23,948,647	—
Asset-Backed Securities	—	21,817,230	—
Commercial Mortgage-Backed Securities	—	16,028,584	—
Collateralized Loan Obligations	—	12,853,734	—
Bank Loan Obligations	—	6,654,670	—
Municipal Securities	—	4,735,531	—
Sovereign Governments and Agencies	—	3,505,792	—
U.S. Government Agency Securities	—	2,654,846	—
Temporary Cash Investments	14,189,742	3,917,052	—
	553,283,719	383,377,082	—
Other Financial Instruments
Futures Contracts	4,292	—	—
Swap Agreements	—	123,659	—
Forward Foreign Currency Exchange Contracts	—	2,396	—
	4,292	126,055	—
Liabilities
Other Financial Instruments
Futures Contracts	33	—	—
Forward Foreign Currency Exchange Contracts	—	19	—
	33	19	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
July 31, 2018

Capital Value - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.5%
Textron, Inc.	9,250	631,497
United Technologies Corp.	11,740	1,593,588
		2,225,085
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	3,560	426,808
Airlines — 0.7%
Alaska Air Group, Inc.	7,985	501,698
Southwest Airlines Co.	7,990	464,698
		966,396
Auto Components — 0.8%
Aptiv plc	4,170	408,952
BorgWarner, Inc.	9,280	427,066
Delphi Technologies plc	7,365	332,677
		1,168,695
Automobiles — 0.5%
Ford Motor Co.	67,440	677,098
Banks — 15.1%
Bank of America Corp.	131,550	4,062,264
BB&T Corp.	23,090	1,173,203
Citigroup, Inc.	29,630	2,130,101
JPMorgan Chase & Co.	46,010	5,288,849
KeyCorp	30,740	641,544
PNC Financial Services Group, Inc. (The)	10,410	1,507,680
U.S. Bancorp	52,980	2,808,470
Wells Fargo & Co.	82,190	4,708,665
		22,320,776
Beverages — 0.8%
PepsiCo, Inc.	10,310	1,185,650
Biotechnology — 1.2%
Amgen, Inc.	8,770	1,723,744
Building Products — 1.4%
Johnson Controls International plc	55,790	2,092,683
Capital Markets — 3.8%
Ameriprise Financial, Inc.	4,490	654,058
BlackRock, Inc.	2,750	1,382,590
Goldman Sachs Group, Inc. (The)	3,100	736,033
Invesco Ltd.	33,720	910,103
Morgan Stanley	18,535	937,130
State Street Corp.	11,230	991,721
		5,611,635
Chemicals — 1.4%
DowDuPont, Inc.	25,300	1,739,881

LyondellBasell Industries NV, Class A	3,680	407,707
		2,147,588
Communications Equipment — 2.6%
Cisco Systems, Inc.	91,420	3,866,152
Containers and Packaging — 0.6%
WestRock Co.	14,760	855,785
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	5,655	1,118,955
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	61,395	1,962,798
Verizon Communications, Inc.	48,615	2,510,479
		4,473,277
Electric Utilities — 2.8%
Edison International	14,280	951,476
Eversource Energy	18,450	1,120,284
Pinnacle West Capital Corp.	6,250	502,688
Xcel Energy, Inc.	32,850	1,539,351
		4,113,799
Electrical Equipment — 1.3%
Eaton Corp. plc	16,300	1,355,671
Hubbell, Inc.	4,465	550,311
		1,905,982
Energy Equipment and Services — 3.1%
Baker Hughes a GE Co.	42,490	1,469,304
Schlumberger Ltd.	45,060	3,042,451
		4,511,755
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.	3,110	461,026
Food and Staples Retailing — 1.5%
Walmart, Inc.	25,570	2,281,611
Food Products — 2.3%
Kellogg Co.	16,515	1,173,060
Mondelez International, Inc., Class A	51,670	2,241,445
		3,414,505
Health Care Equipment and Supplies — 5.7%
Abbott Laboratories	26,395	1,729,928
Medtronic plc	38,440	3,468,441
Siemens Healthineers AG(1)	20,150	897,610
Zimmer Biomet Holdings, Inc.	18,400	2,309,568
		8,405,547
Health Care Providers and Services — 4.3%
Aetna, Inc.	4,080	768,631
Anthem, Inc.	3,990	1,009,470
Cardinal Health, Inc.	9,380	468,531
CVS Health Corp.	22,410	1,453,513
HCA Healthcare, Inc.	13,310	1,653,501
McKesson Corp.	7,725	970,260
		6,323,906

Household Products — 2.4%
Kimberly-Clark Corp.	6,295	716,749
Procter & Gamble Co. (The)	35,445	2,866,791
		3,583,540
Industrial Conglomerates — 1.8%
General Electric Co.	124,430	1,695,981
Siemens AG	6,865	969,411
		2,665,392
Insurance — 4.5%
Allstate Corp. (The)	7,070	672,498
American International Group, Inc.	13,590	750,304
Chubb Ltd.	21,580	3,015,158
MetLife, Inc.	23,980	1,096,845
Principal Financial Group, Inc.	5,640	327,571
Prudential Financial, Inc.	8,370	844,617
		6,706,993
Machinery — 1.2%
IMI plc	25,430	414,557
Ingersoll-Rand plc	8,820	868,858
Stanley Black & Decker, Inc.	3,620	541,081
		1,824,496
Multi-Utilities — 0.3%
WEC Energy Group, Inc.	7,435	493,461
Multiline Retail — 0.6%
Target Corp.	11,440	922,979
Oil, Gas and Consumable Fuels — 12.3%
Anadarko Petroleum Corp.	17,240	1,261,106
Chevron Corp.	36,400	4,596,228
ConocoPhillips	15,005	1,082,911
Exxon Mobil Corp.	21,660	1,765,506
Noble Energy, Inc.	27,010	974,791
Occidental Petroleum Corp.	31,575	2,650,090
Royal Dutch Shell plc, Class B ADR	28,930	2,055,187
TOTAL SA	57,730	3,770,917
		18,156,736
Pharmaceuticals — 11.2%
Allergan plc	6,930	1,275,744
Bristol-Myers Squibb Co.	22,605	1,328,044
Johnson & Johnson	32,680	4,330,753
Merck & Co., Inc.	51,270	3,377,155
Pfizer, Inc.	126,160	5,037,569
Roche Holding AG	4,655	1,142,653
		16,491,918
Road and Rail — 0.5%
Union Pacific Corp.	4,920	737,459
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	18,750	911,813
Intel Corp.	39,765	1,912,696
Microchip Technology, Inc.	4,530	423,238

QUALCOMM, Inc.	17,630	1,129,907
		4,377,654
Software — 2.3%
Oracle Corp. (New York)	72,155	3,440,350
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	8,160	1,152,437
AutoZone, Inc.(1)	660	465,650
L Brands, Inc.	17,885	566,418
Lowe's Cos., Inc.	4,190	416,234
		2,600,739
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	4,650	884,849
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp.	3,580	483,229
Tapestry, Inc.	7,870	370,834
		854,063
Tobacco — 0.3%
Altria Group, Inc.	8,060	472,961
TOTAL COMMON STOCKS (Cost $96,088,869)		146,492,048
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $606,674), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $595,872)		595,843
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $509,914), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $496,012)		496,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,069	2,069
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,093,912)		1,093,912
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $97,182,781)		147,585,960
OTHER ASSETS AND LIABILITIES — 0.1%		110,980
TOTAL NET ASSETS — 100.0%		$147,696,940

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	140,953	USD	142,118	UBS AG	9/28/18	$912
USD	34,646	CHF	34,261	UBS AG	9/28/18	(119)
USD	962,362	CHF	946,319	UBS AG	9/28/18	2,099
USD	25,049	CHF	24,702	UBS AG	9/28/18	(17)
USD	36,639	CHF	36,506	UBS AG	9/28/18	(405)
EUR	93,417	USD	109,574	Credit Suisse AG	9/28/18	123
USD	116,163	EUR	99,203	Credit Suisse AG	9/28/18	(329)
USD	4,093,688	EUR	3,477,363	Credit Suisse AG	9/28/18	10,287
USD	201,681	EUR	171,592	Credit Suisse AG	9/28/18	183
USD	155,244	EUR	131,741	Credit Suisse AG	9/28/18	543
GBP	48,953	USD	64,350	Morgan Stanley	9/28/18	56
USD	1,969,546	GBP	1,477,817	Morgan Stanley	9/28/18	25,213
USD	55,650	GBP	41,803	Morgan Stanley	9/28/18	651
						$39,197

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	139,296,900	7,195,148	—
Temporary Cash Investments	2,069	1,091,843	—
	139,298,969	8,286,991	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	40,067	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	870	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2018

Growth - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 5.7%
Boeing Co. (The)	743,126	264,775,794
Lockheed Martin Corp.	668,071	217,857,953
		482,633,747
Air Freight and Logistics — 1.3%
XPO Logistics, Inc.(1)	1,115,122	111,199,966
Airlines — 1.6%
Delta Air Lines, Inc.	2,470,514	134,445,372
Biotechnology — 3.0%
Biogen, Inc.(1)	335,458	112,167,092
Exelixis, Inc.(1)	1,607,807	33,281,605
Vertex Pharmaceuticals, Inc.(1)	610,068	106,792,403
		252,241,100
Capital Markets — 1.9%
Charles Schwab Corp. (The)	1,545,301	78,903,069
S&P Global, Inc.	390,382	78,248,168
		157,151,237
Chemicals — 1.1%
LyondellBasell Industries NV, Class A	833,932	92,391,326
Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	750,291	148,752,694
Consumer Finance — 1.4%
American Express Co.	1,196,233	119,049,108
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	861,964	72,482,553
Energy Equipment and Services — 0.6%
Halliburton Co.	1,224,937	51,961,827
Equity Real Estate Investment Trusts (REITs) — 2.4%
Equity Residential	1,007,337	65,910,060
SBA Communications Corp.(1)	841,145	133,111,196
		199,021,256
Food and Staples Retailing — 0.7%
Walmart, Inc.	695,874	62,092,837
Food Products — 1.6%
Mondelez International, Inc., Class A	3,189,120	138,344,026
Health Care Equipment and Supplies — 5.4%
ABIOMED, Inc.(1)	107,777	38,210,180
Boston Scientific Corp.(1)	2,976,521	100,040,871
Edwards Lifesciences Corp.(1)	889,431	126,699,446
IDEXX Laboratories, Inc.(1)	143,289	35,095,775
Intuitive Surgical, Inc.(1)	248,267	126,166,806
Penumbra, Inc.(1)	226,665	32,243,096
		458,456,174

Health Care Providers and Services — 2.5%
Quest Diagnostics, Inc.	702,582	75,682,133
Tivity Health, Inc.(1)	747,305	25,184,179
WellCare Health Plans, Inc.(1)	403,889	108,007,996
		208,874,308
Health Care Technology — 0.6%
Cerner Corp.(1)	759,948	47,177,572
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	93,910	40,725,010
Darden Restaurants, Inc.	332,903	35,600,647
Las Vegas Sands Corp.	1,050,632	75,540,441
Royal Caribbean Cruises Ltd.	1,423,345	160,496,382
		312,362,480
Household Products — 0.3%
Church & Dwight Co., Inc.	465,802	26,038,332
Internet and Direct Marketing Retail — 8.7%
Amazon.com, Inc.(1)	346,344	615,605,679
Netflix, Inc.(1)	355,092	119,825,796
		735,431,475
Internet Software and Services — 14.0%
Alphabet, Inc., Class A(1)	592,909	727,629,783
Facebook, Inc., Class A(1)	2,110,383	364,209,898
LogMeIn, Inc.	266,573	21,605,742
Twitter, Inc.(1)	1,084,524	34,563,780
VeriSign, Inc.(1)	224,827	32,651,625
		1,180,660,828
IT Services — 7.2%
Fiserv, Inc.(1)	816,172	61,604,663
PayPal Holdings, Inc.(1)	1,977,857	162,461,174
Visa, Inc., Class A	2,776,653	379,679,531
		603,745,368
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	1,774,593	117,194,122
Illumina, Inc.(1)	166,548	54,021,509
		171,215,631
Machinery — 0.9%
WABCO Holdings, Inc.(1)	584,615	73,474,413
Media — 0.3%
Liberty Media Corp-Liberty Formula One, Class C(1)	629,512	22,190,298
Multiline Retail — 1.0%
Target Corp.	1,024,802	82,681,025
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	410,756	59,908,763
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	444,994	60,047,490
Pharmaceuticals — 0.6%
Zoetis, Inc.	603,014	52,148,651
Road and Rail — 1.7%
Union Pacific Corp.	946,756	141,909,257

Semiconductors and Semiconductor Equipment — 6.1%
Applied Materials, Inc.	3,472,702	168,877,498
ASML Holding NV	554,052	118,886,103
Broadcom, Inc.	817,495	181,295,866
Maxim Integrated Products, Inc.	780,468	47,717,814
		516,777,281
Software — 10.9%
Electronic Arts, Inc.(1)	586,640	75,529,900
Microsoft Corp.	5,950,936	631,275,291
salesforce.com, Inc.(1)	901,124	123,589,156
Splunk, Inc.(1)	513,691	49,365,705
Take-Two Interactive Software, Inc.(1)	333,098	37,646,736
		917,406,788
Specialty Retail — 2.1%
Floor & Decor Holdings, Inc., Class A(1)	553,029	26,407,135
TJX Cos., Inc. (The)	1,554,738	151,213,818
		177,620,953
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	1,916,950	364,776,415
Textiles, Apparel and Luxury Goods — 0.9%
Tapestry, Inc.	1,610,222	75,873,661
Tobacco — 1.0%
Altria Group, Inc.	1,425,786	83,665,122
TOTAL COMMON STOCKS (Cost $5,472,004,315)		8,394,209,334
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $35,802,196), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $35,164,728)		35,163,019
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $29,905,639), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $29,316,733)		29,316,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,102	76,102
TOTAL TEMPORARY CASH INVESTMENTS (Cost $64,555,121)		64,555,121
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $5,536,559,436)		8,458,764,455
OTHER ASSETS AND LIABILITIES — (0.4)%		(31,413,990)
TOTAL NET ASSETS — 100.0%		$8,427,350,465

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,001,901	USD	5,870,031	Credit Suisse AG	9/28/18	$3,605
EUR	3,825,737	USD	4,493,710	Credit Suisse AG	9/28/18	(1,222)
EUR	503,243	USD	589,306	Credit Suisse AG	9/28/18	1,642
EUR	9,495,334	USD	11,177,527	Credit Suisse AG	9/28/18	(27,340)
USD	116,683,077	EUR	99,115,878	Credit Suisse AG	9/28/18	293,214
USD	8,565,797	EUR	7,305,957	Credit Suisse AG	9/28/18	(13,448)
						$256,451

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,275,323,231	118,886,103	—
Temporary Cash Investments	76,102	64,479,019	—
	8,275,399,333	183,365,122	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	298,461	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	42,010	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2018

Heritage - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 2.0%
L3 Technologies, Inc.	462,575	99,194,583
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	404,699	40,356,584
Auto Components — 1.3%
Aptiv plc	407,411	39,954,797
Delphi Technologies plc	478,851	21,629,700
		61,584,497
Banks — 0.7%
SVB Financial Group(1)	116,091	35,742,097
Beverages — 2.5%
Brown-Forman Corp., Class B	525,417	27,962,693
Constellation Brands, Inc., Class A	185,739	39,047,910
Monster Beverage Corp.(1)	897,969	53,896,099
		120,906,702
Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.(1)	288,481	38,356,434
Array BioPharma, Inc.(1)	1,780,664	27,404,419
BioMarin Pharmaceutical, Inc.(1)	409,622	41,191,588
Immunomedics, Inc.(1)	1,226,053	29,339,448
Neurocrine Biosciences, Inc.(1)	376,900	37,874,681
Sage Therapeutics, Inc.(1)	162,720	23,483,751
		197,650,321
Building Products — 1.8%
Allegion plc	632,105	51,541,842
Fortune Brands Home & Security, Inc.	654,844	37,980,952
		89,522,794
Capital Markets — 4.4%
Cboe Global Markets, Inc.	582,508	56,579,002
LPL Financial Holdings, Inc.	473,927	31,416,621
S&P Global, Inc.	274,338	54,988,309
SEI Investments Co.	1,148,946	68,867,823
		211,851,755
Chemicals — 1.0%
FMC Corp.	291,060	26,160,473
Valvoline, Inc.	1,057,014	23,877,946
		50,038,419
Communications Equipment — 1.7%
Palo Alto Networks, Inc.(1)	421,482	83,563,021
Construction and Engineering — 1.2%
Jacobs Engineering Group, Inc.	869,726	58,819,569
Construction Materials — 1.0%
Vulcan Materials Co.	452,679	50,700,048

Containers and Packaging — 2.1%
Ball Corp.	1,348,960	52,568,971
Sealed Air Corp.	1,151,385	50,741,537
		103,310,508
Distributors — 1.6%
LKQ Corp.(1)	2,310,281	77,440,619
Electrical Equipment — 2.3%
AMETEK, Inc.	760,224	59,145,427
Rockwell Automation, Inc.	287,831	53,985,583
		113,131,010
Electronic Equipment, Instruments and Components — 2.6%
CDW Corp.	861,623	72,453,878
Dolby Laboratories, Inc., Class A	811,453	52,298,146
National Instruments Corp.	71,122	3,115,855
		127,867,879
Equity Real Estate Investment Trusts (REITs) — 3.7%
Equinix, Inc.	183,064	80,416,354
SBA Communications Corp.(1)	643,655	101,858,404
		182,274,758
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	137,039	29,971,800
Health Care Equipment and Supplies — 5.5%
Align Technology, Inc.(1)	196,508	70,084,578
Edwards Lifesciences Corp.(1)	466,297	66,424,007
IDEXX Laboratories, Inc.(1)	184,676	45,232,693
Masimo Corp.(1)	377,266	37,507,786
Teleflex, Inc.	186,458	50,848,961
		270,098,025
Health Care Providers and Services — 5.0%
Amedisys, Inc.(1)	255,026	23,878,084
Henry Schein, Inc.(1)	416,940	33,109,206
Quest Diagnostics, Inc.	503,439	54,230,449
WellCare Health Plans, Inc.(1)	490,205	131,090,621
		242,308,360
Hotels, Restaurants and Leisure — 4.2%
Domino's Pizza, Inc.	142,354	37,390,702
Hilton Worldwide Holdings, Inc.	428,337	33,692,988
Planet Fitness, Inc., Class A(1)	1,031,275	49,006,188
Vail Resorts, Inc.	192,023	53,165,408
Yum! Brands, Inc.	384,575	30,492,952
		203,748,238
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	87,575	16,495,627
Internet and Direct Marketing Retail — 0.6%
Expedia Group, Inc.	199,910	26,755,954
Internet Software and Services — 2.1%
Akamai Technologies, Inc.(1)	651,002	48,994,410
Match Group, Inc.(1)	401,032	14,485,276

Twitter, Inc.(1)	1,174,985	37,446,772
		100,926,458
IT Services — 6.6%
Booz Allen Hamilton Holding Corp.	1,874,801	88,621,843
FleetCor Technologies, Inc.(1)	501,972	108,927,924
Leidos Holdings, Inc.	697,716	47,737,729
Worldpay, Inc., Class A(1)	943,712	77,563,689
		322,851,185
Life Sciences Tools and Services — 1.8%
Bio-Techne Corp.	226,712	36,419,015
Illumina, Inc.(1)	81,683	26,494,698
Mettler-Toledo International, Inc.(1)	43,586	25,825,141
		88,738,854
Machinery — 2.1%
Evoqua Water Technologies Corp.(1)	1,065,205	22,731,475
Ingersoll-Rand plc	391,850	38,601,144
WABCO Holdings, Inc.(1)	320,999	40,343,154
		101,675,773
Metals and Mining — 0.2%
Largo Resources Ltd.(1)	7,429,192	10,850,955
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	803,130	73,309,706
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	468,159	68,280,990
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals plc(1)	309,615	53,588,164
Professional Services — 3.8%
IHS Markit Ltd.(1)	1,204,632	63,881,635
TransUnion	398,486	28,850,386
Verisk Analytics, Inc.(1)	819,416	90,643,798
		183,375,819
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	260,571	51,681,652
Semiconductors and Semiconductor Equipment — 5.0%
Marvell Technology Group Ltd.	2,557,583	54,502,094
Microchip Technology, Inc.	1,173,574	109,647,019
Xilinx, Inc.	1,071,514	77,224,014
		241,373,127
Software — 9.9%
Autodesk, Inc.(1)	661,992	85,026,252
Electronic Arts, Inc.(1)	413,317	53,214,564
Red Hat, Inc.(1)	586,925	82,891,418
ServiceNow, Inc.(1)	414,429	72,922,927
Splunk, Inc.(1)	703,884	67,643,252
Take-Two Interactive Software, Inc.(1)	535,406	60,511,586
Tyler Technologies, Inc.(1)	274,307	61,716,332
		483,926,331
Specialty Retail — 5.4%
Burlington Stores, Inc.(1)	556,978	85,111,808

O'Reilly Automotive, Inc.(1)	402,780	123,250,680
Ross Stores, Inc.	616,403	53,892,115
		262,254,603
Technology Hardware, Storage and Peripherals — 1.7%
NetApp, Inc.	1,090,326	84,522,072
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	163,819	17,173,146
Lululemon Athletica, Inc.(1)	388,656	46,619,287
VF Corp.	378,958	34,890,663
		98,683,096
Trading Companies and Distributors — 1.4%
United Rentals, Inc.(1)	471,234	70,119,619
TOTAL COMMON STOCKS (Cost $3,805,114,247)		4,789,491,572
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell Mid-Cap Growth ETF	191,576	24,747,788
SPDR S&P Oil & Gas Exploration & Production ETF	922,924	39,704,190
TOTAL EXCHANGE-TRADED FUNDS (Cost $59,571,574)		64,451,978
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $23,295,436), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $22,880,655)		22,879,543
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 8/15/42, valued at $19,460,927), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $19,075,477)		19,075,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	332,976	332,976
TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,287,519)		42,287,519
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $3,906,973,340)		4,896,231,069
OTHER ASSETS AND LIABILITIES — (0.3)%		(12,910,779)
TOTAL NET ASSETS — 100.0%		$4,883,320,290

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,042,119	USD	784,440	Morgan Stanley	9/28/18	$17,440
CAD	889,867	USD	679,130	Morgan Stanley	9/28/18	5,597
USD	26,870,930	CAD	35,754,459	Morgan Stanley	9/28/18	(641,083)
USD	2,024,018	CAD	2,651,578	Morgan Stanley	9/28/18	(16,294)
USD	1,195,154	CAD	1,567,743	Morgan Stanley	9/28/18	(11,178)
USD	3,024,528	CAD	3,969,514	Morgan Stanley	9/28/18	(29,897)
USD	4,244,436	CAD	5,580,690	Morgan Stanley	9/28/18	(49,743)
USD	1,097,362	CAD	1,450,935	Morgan Stanley	9/28/18	(19,090)
USD	868,965	CAD	1,139,564	Morgan Stanley	9/28/18	(7,897)
USD	7,479,769	CAD	9,826,884	Morgan Stanley	9/28/18	(81,731)
USD	8,792,974	CAD	11,568,012	Morgan Stanley	9/28/18	(108,274)
USD	1,553,918	CAD	2,026,590	Morgan Stanley	9/28/18	(5,484)
EUR	1,434,646	USD	1,683,643	Credit Suisse AG	9/28/18	1,034
EUR	28,039,664	USD	33,145,968	Credit Suisse AG	9/28/18	(219,531)
USD	34,698,307	EUR	29,474,310	Credit Suisse AG	9/28/18	87,194
						$(1,078,937)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,778,640,617	10,850,955	—
Exchange-Traded Funds	64,451,978	—	—
Temporary Cash Investments	332,976	41,954,543	—
	4,843,425,571	52,805,498	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	111,265	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,190,202	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2018

NT Growth - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 5.7%
Boeing Co. (The)	110,144	39,244,307
Lockheed Martin Corp.	98,819	32,224,876
		71,469,183
Air Freight and Logistics — 1.3%
XPO Logistics, Inc.(1)	165,633	16,516,923
Airlines — 1.6%
Delta Air Lines, Inc.	364,548	19,838,702
Biotechnology — 3.0%
Biogen, Inc.(1)	49,718	16,624,208
Exelixis, Inc.(1)	240,672	4,981,910
Vertex Pharmaceuticals, Inc.(1)	90,249	15,798,088
		37,404,206
Capital Markets — 1.8%
Charles Schwab Corp. (The)	229,101	11,697,897
S&P Global, Inc.	57,927	11,610,888
		23,308,785
Chemicals — 1.1%
LyondellBasell Industries NV, Class A	123,351	13,666,057
Communications Equipment — 1.7%
Palo Alto Networks, Inc.(1)	111,030	22,012,808
Consumer Finance — 1.4%
American Express Co.	177,371	17,651,962
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	127,456	10,717,775
Energy Equipment and Services — 0.6%
Halliburton Co.	182,258	7,731,384
Equity Real Estate Investment Trusts (REITs) — 2.3%
Equity Residential	149,415	9,776,223
SBA Communications Corp.(1)	124,651	19,726,021
		29,502,244
Food and Staples Retailing — 0.7%
Walmart, Inc.	103,134	9,202,647
Food Products — 2.6%
Mondelez International, Inc., Class A	760,064	32,971,576
Health Care Equipment and Supplies — 5.4%
ABIOMED, Inc.(1)	15,972	5,662,553
Boston Scientific Corp.(1)	441,988	14,855,217
Edwards Lifesciences Corp.(1)	131,734	18,765,508
IDEXX Laboratories, Inc.(1)	21,204	5,193,496
Intuitive Surgical, Inc.(1)	36,629	18,614,491
Penumbra, Inc.(1)	33,199	4,722,558
		67,813,823

Health Care Providers and Services — 2.4%
Quest Diagnostics, Inc.	104,189	11,223,239
Tivity Health, Inc.(1)	111,134	3,745,216
WellCare Health Plans, Inc.(1)	59,832	16,000,273
		30,968,728
Health Care Technology — 0.5%
Cerner Corp.(1)	111,411	6,916,395
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	13,945	6,047,389
Darden Restaurants, Inc.	49,634	5,307,860
Las Vegas Sands Corp.	155,982	11,215,106
Royal Caribbean Cruises Ltd.	210,335	23,717,374
		46,287,729
Household Products — 0.3%
Church & Dwight Co., Inc.	69,028	3,858,665
Internet and Direct Marketing Retail — 8.6%
Amazon.com, Inc.(1)	51,224	91,047,586
Netflix, Inc.(1)	52,464	17,703,977
		108,751,563
Internet Software and Services — 13.9%
Alphabet, Inc., Class A(1)	87,774	107,718,008
Facebook, Inc., Class A(1)	312,096	53,861,528
LogMeIn, Inc.	39,504	3,201,799
Twitter, Inc.(1)	160,677	5,120,776
VeriSign, Inc.(1)	33,363	4,845,309
		174,747,420
IT Services — 7.1%
Fiserv, Inc.(1)	120,907	9,126,060
PayPal Holdings, Inc.(1)	293,162	24,080,327
Visa, Inc., Class A	411,350	56,247,999
		89,454,386
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	261,816	17,290,329
Illumina, Inc.(1)	24,646	7,994,176
		25,284,505
Machinery — 0.9%
WABCO Holdings, Inc.(1)	86,152	10,827,583
Media — 0.3%
Liberty Media Corp-Liberty Formula One, Class C(1)	93,027	3,279,202
Multiline Retail — 1.0%
Target Corp.	151,829	12,249,564
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	61,062	8,905,893
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	65,470	8,834,522
Pharmaceuticals — 0.6%
Zoetis, Inc.	89,972	7,780,779
Road and Rail — 1.7%
Union Pacific Corp.	140,011	20,986,249

Semiconductors and Semiconductor Equipment — 6.1%
Applied Materials, Inc.	513,095	24,951,810
ASML Holding NV	82,025	17,600,573
Broadcom, Inc.	121,147	26,866,770
Maxim Integrated Products, Inc.	115,595	7,067,478
		76,486,631
Software — 10.8%
Electronic Arts, Inc.(1)	86,677	11,159,664
Microsoft Corp.	880,084	93,359,311
salesforce.com, Inc.(1)	133,210	18,269,752
Splunk, Inc.(1)	76,263	7,328,874
Take-Two Interactive Software, Inc.(1)	49,372	5,580,023
		135,697,624
Specialty Retail — 2.1%
Floor & Decor Holdings, Inc., Class A(1)	80,853	3,860,731
TJX Cos., Inc. (The)	230,378	22,406,564
		26,267,295
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	283,560	53,958,632
Textiles, Apparel and Luxury Goods — 0.9%
Tapestry, Inc.	237,585	11,195,005
TOTAL COMMON STOCKS (Cost $795,670,328)		1,242,546,445
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $5,859,678), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $5,755,346)		5,755,066
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $4,897,420), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $4,798,120)		4,798,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,492	12,492
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,565,558)		10,565,558
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $806,235,886)		1,253,112,003
OTHER ASSETS AND LIABILITIES — 0.5%		6,831,792
TOTAL NET ASSETS — 100.0%		$1,259,943,795

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	744,135	USD	873,287	Credit Suisse AG	9/28/18	$536
EUR	807,335	USD	948,296	Credit Suisse AG	9/28/18	(258)
EUR	1,369,230	USD	1,611,803	Credit Suisse AG	9/28/18	(3,942)
USD	17,358,998	EUR	14,745,517	Credit Suisse AG	9/28/18	43,622
USD	514,520	EUR	436,626	Credit Suisse AG	9/28/18	1,799
USD	938,680	EUR	800,621	Credit Suisse AG	9/28/18	(1,474)
						$40,283

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,224,945,872	17,600,573	—
Temporary Cash Investments	12,492	10,553,066	—
	1,224,958,364	28,153,639	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	45,957	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,674	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2018

NT Heritage - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.0%
L3 Technologies, Inc.	71,311	15,291,931
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	62,424	6,224,921
Auto Components — 1.3%
Aptiv plc	63,089	6,187,138
Delphi Technologies plc	74,357	3,358,706
		9,545,844
Banks — 0.7%
SVB Financial Group(1)	17,553	5,404,218
Beverages — 2.5%
Brown-Forman Corp., Class B	81,936	4,360,634
Constellation Brands, Inc., Class A	28,883	6,072,073
Monster Beverage Corp.(1)	139,609	8,379,332
		18,812,039
Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc.(1)	43,562	5,792,004
Array BioPharma, Inc.(1)	275,819	4,244,854
BioMarin Pharmaceutical, Inc.(1)	62,293	6,264,184
Immunomedics, Inc.(1)	189,968	4,545,934
Neurocrine Biosciences, Inc.(1)	57,550	5,783,200
Sage Therapeutics, Inc.(1)	25,370	3,661,398
		30,291,574
Building Products — 1.8%
Allegion plc	96,549	7,872,605
Fortune Brands Home & Security, Inc.	98,768	5,728,544
		13,601,149
Capital Markets — 4.3%
Cboe Global Markets, Inc.	89,101	8,654,380
LPL Financial Holdings, Inc.	73,148	4,848,981
S&P Global, Inc.	41,732	8,364,762
SEI Investments Co.	176,702	10,591,518
		32,459,641
Chemicals — 1.0%
FMC Corp.	45,088	4,052,509
Valvoline, Inc.	166,820	3,768,464
		7,820,973
Communications Equipment — 1.7%
Palo Alto Networks, Inc.(1)	65,386	12,963,428
Construction and Engineering — 1.2%
Jacobs Engineering Group, Inc.	133,110	9,002,229
Construction Materials — 1.0%
Vulcan Materials Co.	68,936	7,720,832

Containers and Packaging — 2.1%
Ball Corp.	209,568	8,166,865
Sealed Air Corp.	178,874	7,882,977
		16,049,842
Distributors — 1.6%
LKQ Corp.(1)	356,900	11,963,288
Electrical Equipment — 2.3%
AMETEK, Inc.	116,354	9,052,341
Rockwell Automation, Inc.	45,003	8,440,763
		17,493,104
Electronic Equipment, Instruments and Components — 2.6%
CDW Corp.	131,487	11,056,742
Dolby Laboratories, Inc., Class A	125,927	8,115,995
National Instruments Corp.	10,948	479,632
		19,652,369
Equity Real Estate Investment Trusts (REITs) — 3.7%
Equinix, Inc.	28,356	12,456,224
SBA Communications Corp.(1)	98,546	15,594,904
		28,051,128
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	20,588	4,502,802
Health Care Equipment and Supplies — 5.5%
Align Technology, Inc.(1)	30,273	10,796,866
Edwards Lifesciences Corp.(1)	72,066	10,265,802
IDEXX Laboratories, Inc.(1)	28,666	7,021,163
Masimo Corp.(1)	58,252	5,791,414
Teleflex, Inc.	28,575	7,792,688
		41,667,933
Health Care Providers and Services — 5.0%
Amedisys, Inc.(1)	39,414	3,690,333
Henry Schein, Inc.(1)	64,720	5,139,415
Quest Diagnostics, Inc.	77,558	8,354,548
WellCare Health Plans, Inc.(1)	75,519	20,195,291
		37,379,587
Hotels, Restaurants and Leisure — 4.2%
Domino's Pizza, Inc.	21,980	5,773,267
Hilton Worldwide Holdings, Inc.	67,328	5,296,021
Planet Fitness, Inc., Class A(1)	159,758	7,591,700
Vail Resorts, Inc.	29,756	8,238,544
Yum! Brands, Inc.	60,267	4,778,570
		31,678,102
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	13,522	2,547,004
Internet and Direct Marketing Retail — 0.6%
Expedia Group, Inc.	30,797	4,121,870
Internet Software and Services — 2.1%
Akamai Technologies, Inc.(1)	101,052	7,605,174
Match Group, Inc.(1)	62,919	2,272,634

Twitter, Inc.(1)	181,559	5,786,285
		15,664,093
IT Services — 6.6%
Booz Allen Hamilton Holding Corp.	291,016	13,756,326
FleetCor Technologies, Inc.(1)	77,291	16,772,147
Leidos Holdings, Inc.	107,689	7,368,081
Worldpay, Inc., Class A(1)	145,308	11,942,865
		49,839,419
Life Sciences Tools and Services — 1.8%
Bio-Techne Corp.	35,006	5,623,364
Illumina, Inc.(1)	12,652	4,103,803
Mettler-Toledo International, Inc.(1)	6,865	4,067,581
		13,794,748
Machinery — 2.1%
Evoqua Water Technologies Corp.(1)	162,812	3,474,408
Ingersoll-Rand plc	60,373	5,947,344
WABCO Holdings, Inc.(1)	49,513	6,222,794
		15,644,546
Metals and Mining — 0.2%
Largo Resources Ltd.(1)	1,149,714	1,679,253
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	124,415	11,356,601
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	72,508	10,575,292
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals plc(1)	48,132	8,330,687
Professional Services — 3.7%
IHS Markit Ltd.(1)	186,215	9,874,981
TransUnion	61,855	4,478,302
Verisk Analytics, Inc.(1)	125,427	13,874,735
		28,228,018
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	40,366	8,006,192
Semiconductors and Semiconductor Equipment — 4.9%
Marvell Technology Group Ltd.	394,019	8,396,545
Microchip Technology, Inc.	180,800	16,892,144
Xilinx, Inc.	165,398	11,920,234
		37,208,923
Software — 9.9%
Autodesk, Inc.(1)	102,154	13,120,660
Electronic Arts, Inc.(1)	62,950	8,104,813
Red Hat, Inc.(1)	90,958	12,845,998
ServiceNow, Inc.(1)	64,265	11,308,069
Splunk, Inc.(1)	107,367	10,317,969
Take-Two Interactive Software, Inc.(1)	82,084	9,277,134
Tyler Technologies, Inc.(1)	41,988	9,446,880
		74,421,523
Specialty Retail — 5.4%
Burlington Stores, Inc.(1)	86,000	13,141,660

O'Reilly Automotive, Inc.(1)	62,289	19,060,434
Ross Stores, Inc.	93,898	8,209,502
		40,411,596
Technology Hardware, Storage and Peripherals — 1.7%
NetApp, Inc.	169,246	13,119,950
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	25,295	2,651,675
Lululemon Athletica, Inc.(1)	60,380	7,242,581
VF Corp.	58,421	5,378,821
		15,273,077
Trading Companies and Distributors — 1.5%
United Rentals, Inc.(1)	73,147	10,884,274
TOTAL COMMON STOCKS (Cost $587,956,281)		738,684,000
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell Mid-Cap Growth ETF	29,739	3,841,684
SPDR S&P Oil & Gas Exploration & Production ETF	145,096	6,242,030
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,317,892)		10,083,714
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $4,118,357), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $4,045,029)		4,044,832
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,440,521), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $3,372,084)		3,372,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,998	8,998
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,425,830)		7,425,830
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $604,700,003)		756,193,544
OTHER ASSETS AND LIABILITIES — (0.1)%		(575,379)
TOTAL NET ASSETS — 100.0%		$755,618,165

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	161,523	USD	121,584	Morgan Stanley	9/28/18	$2,703
CAD	137,924	USD	105,261	Morgan Stanley	9/28/18	867
USD	4,164,844	CAD	5,541,742	Morgan Stanley	9/28/18	(99,364)
USD	313,941	CAD	411,281	Morgan Stanley	9/28/18	(2,527)
USD	185,242	CAD	242,991	Morgan Stanley	9/28/18	(1,733)
USD	468,745	CAD	615,200	Morgan Stanley	9/28/18	(4,633)
USD	661,941	CAD	870,337	Morgan Stanley	9/28/18	(7,758)
USD	170,214	CAD	225,058	Morgan Stanley	9/28/18	(2,961)
USD	134,787	CAD	176,760	Morgan Stanley	9/28/18	(1,225)
USD	1,151,131	CAD	1,512,350	Morgan Stanley	9/28/18	(12,578)
USD	1,361,156	CAD	1,790,733	Morgan Stanley	9/28/18	(16,761)
USD	240,081	CAD	313,109	Morgan Stanley	9/28/18	(847)
EUR	4,359,464	USD	5,153,366	Credit Suisse AG	9/28/18	(34,132)
EUR	223,051	USD	261,764	Credit Suisse AG	9/28/18	161
USD	5,394,716	EUR	4,582,516	Credit Suisse AG	9/28/18	13,556
						$(167,232)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	737,004,747	1,679,253	—
Exchange-Traded Funds	10,083,714	—	—
Temporary Cash Investments	8,998	7,416,832	—
	747,097,459	9,096,085	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	17,287	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	184,519	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2018

Select - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.9%
Boeing Co. (The)	198,400	70,689,920
United Technologies Corp.	148,300	20,130,242
		90,820,162
Auto Components — 2.1%
Aptiv plc	423,400	41,522,838
Gentex Corp.	1,018,500	23,629,200
		65,152,038
Banks — 2.0%
JPMorgan Chase & Co.	534,400	61,429,280
Beverages — 2.6%
Constellation Brands, Inc., Class A	249,800	52,515,454
Diageo plc	832,000	30,598,995
		83,114,449
Biotechnology — 8.5%
Alexion Pharmaceuticals, Inc.(1)	180,000	23,932,800
Biogen, Inc.(1)	224,300	74,999,191
Celgene Corp.(1)	534,300	48,135,087
Gilead Sciences, Inc.	481,900	37,506,277
Regeneron Pharmaceuticals, Inc.(1)	144,700	53,251,047
Vertex Pharmaceuticals, Inc.(1)	171,600	30,038,580
		267,862,982
Building Products — 0.5%
Allegion plc	201,600	16,438,464
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	627,900	33,573,813
Cboe Global Markets, Inc.	456,000	44,291,280
MSCI, Inc.	110,300	18,330,757
		96,195,850
Chemicals — 1.0%
Sherwin-Williams Co. (The)	16,100	7,095,753
Valvoline, Inc.	1,137,700	25,700,643
		32,796,396
Electronic Equipment, Instruments and Components — 0.4%
Keyence Corp.	24,900	13,118,625
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	298,100	44,190,344
Equinix, Inc.	71,500	31,408,520
		75,598,864
Food and Staples Retailing — 2.2%
Costco Wholesale Corp.	320,500	70,096,555
Health Care Providers and Services — 4.6%
UnitedHealth Group, Inc.	570,700	144,512,654

Hotels, Restaurants and Leisure — 1.6%
Starbucks Corp.	946,200	49,571,418
Industrial Conglomerates — 1.3%
Roper Technologies, Inc.	131,400	39,669,660
Internet and Direct Marketing Retail — 6.0%
Amazon.com, Inc.(1)	106,300	188,941,872
Internet Software and Services — 13.9%
Alphabet, Inc., Class A(1)	97,300	119,408,506
Alphabet, Inc., Class C(1)	138,600	168,712,236
Baidu, Inc. ADR(1)	122,700	30,328,986
Facebook, Inc., Class A(1)	677,000	116,836,660
		435,286,388
IT Services — 7.4%
MasterCard, Inc., Class A	827,000	163,746,000
PayPal Holdings, Inc.(1)	820,700	67,412,298
		231,158,298
Machinery — 3.7%
Evoqua Water Technologies Corp.(1)	336,600	7,183,044
FANUC Corp.	211,000	41,934,832
Graco, Inc.	804,800	37,133,472
Middleby Corp. (The)(1)	306,983	31,459,618
		117,710,966
Media — 2.2%
Walt Disney Co. (The)	612,900	69,600,924
Oil, Gas and Consumable Fuels — 1.6%
EOG Resources, Inc.	383,300	49,422,702
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	266,900	36,015,486
Professional Services — 2.7%
IHS Markit Ltd.(1)	607,400	32,210,422
Verisk Analytics, Inc.(1)	467,200	51,681,664
		83,892,086
Road and Rail — 1.2%
Canadian Pacific Railway Ltd.	182,600	36,212,590
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.	254,000	24,419,560
Applied Materials, Inc.	371,000	18,041,730
Maxim Integrated Products, Inc.	900,500	55,056,570
		97,517,860
Software — 5.3%
Electronic Arts, Inc.(1)	542,000	69,782,500
Microsoft Corp.	907,300	96,246,384
		166,028,884
Specialty Retail — 5.0%
Home Depot, Inc. (The)	441,700	87,244,584
TJX Cos., Inc. (The)	709,400	68,996,244
		156,240,828
Technology Hardware, Storage and Peripherals — 9.2%
Apple, Inc.	1,401,200	266,634,348

NetApp, Inc.	301,500	23,372,280
		290,006,628
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	669,800	51,514,318
TOTAL COMMON STOCKS (Cost $1,326,688,571)		3,115,927,227
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $14,483,330), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $14,225,450)		14,224,759
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $12,097,859), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $11,859,296)		11,859,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,429	25,429
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,109,188)		26,109,188
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,352,797,759)		3,142,036,415
OTHER ASSETS AND LIABILITIES†		(553,063)
TOTAL NET ASSETS — 100.0%		$3,141,483,352

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	931,808	USD	701,405	Morgan Stanley	9/28/18	$15,594
USD	23,799,342	CAD	31,667,405	Morgan Stanley	9/28/18	(567,802)
USD	809,145	CAD	1,069,853	Morgan Stanley	9/28/18	(14,076)
JPY	36,727,500	USD	333,146	Morgan Stanley	9/28/18	(3,415)
JPY	41,832,000	USD	380,044	Morgan Stanley	9/28/18	(4,485)
USD	7,470,023	JPY	815,599,500	Morgan Stanley	9/28/18	147,749
						$(426,435)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at the settlement price as provided by the appropriate exchange. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,994,062,185	121,865,042	—
Temporary Cash Investments	25,429	26,083,759	—
	2,994,087,614	147,948,801	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	163,343	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	589,778	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2018

Small Cap Growth - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 4.7%
AAR Corp.	237,441	11,257,078
Aerojet Rocketdyne Holdings, Inc.(1)	231,248	7,793,057
KLX, Inc.(1)	121,704	8,890,477
Kratos Defense & Security Solutions, Inc.(1)	660,391	8,532,252
Mercury Systems, Inc.(1)	236,330	9,862,051
		46,334,915
Banks — 2.6%
Bank of NT Butterfield & Son Ltd. (The)	238,648	11,803,530
Seacoast Banking Corp. of Florida(1)	272,423	7,984,718
Wintrust Financial Corp.	61,626	5,406,449
		25,194,697
Beverages — 0.4%
MGP Ingredients, Inc.	47,324	3,883,881
Biotechnology — 8.4%
ACADIA Pharmaceuticals, Inc.(1)	144,865	2,186,013
Acceleron Pharma, Inc.(1)	69,931	3,046,194
Adamas Pharmaceuticals, Inc.(1)	91,364	2,172,636
Aimmune Therapeutics, Inc.(1)	117,779	3,406,169
Alder Biopharmaceuticals, Inc.(1)	168,500	3,193,075
Amicus Therapeutics, Inc.(1)	336,869	4,901,444
AnaptysBio, Inc.(1)	29,735	2,328,845
Arena Pharmaceuticals, Inc.(1)	104,731	4,041,569
Array BioPharma, Inc.(1)	293,665	4,519,504
Blueprint Medicines Corp.(1)	57,346	3,414,381
Clovis Oncology, Inc.(1)	64,863	2,863,053
Esperion Therapeutics, Inc.(1)	27,921	1,254,770
FibroGen, Inc.(1)	87,721	5,535,195
Flexion Therapeutics, Inc.(1)	122,160	2,914,738
Global Blood Therapeutics, Inc.(1)	57,669	2,410,564
Heron Therapeutics, Inc.(1)	124,424	4,659,679
Immunomedics, Inc.(1)	182,405	4,364,952
Insmed, Inc.(1)	124,584	3,098,404
Loxo Oncology, Inc.(1)	26,682	4,471,636
Madrigal Pharmaceuticals, Inc.(1)	7,485	1,923,870
Portola Pharmaceuticals, Inc.(1)	78,450	2,808,510
Puma Biotechnology, Inc.(1)	35,983	1,732,581
Sage Therapeutics, Inc.(1)	21,966	3,170,133
Spark Therapeutics, Inc.(1)	42,842	3,286,838
Ultragenyx Pharmaceutical, Inc.(1)	54,425	4,305,562
		82,010,315
Building Products — 0.6%
Masonite International Corp.(1)	87,334	5,960,546

Capital Markets — 2.6%
Greenhill & Co., Inc.	219,727	7,185,073
Hamilton Lane, Inc., Class A	196,751	9,634,896
Houlihan Lokey, Inc.	171,869	8,449,080
		25,269,049
Chemicals — 3.5%
Ferro Corp.(1)	290,822	6,549,312
Ingevity Corp.(1)	127,878	12,745,600
KMG Chemicals, Inc.	157,235	11,289,473
Valvoline, Inc.	151,865	3,430,630
		34,015,015
Commercial Services and Supplies — 2.6%
Advanced Disposal Services, Inc.(1)	340,222	8,369,461
Brink's Co. (The)	44,514	3,554,443
Charah Solutions, Inc.(1)	517,201	3,915,212
Healthcare Services Group, Inc.	236,605	9,525,717
		25,364,833
Communications Equipment — 0.8%
Lumentum Holdings, Inc.(1)	43,790	2,288,028
Quantenna Communications, Inc.(1)	343,396	5,470,298
		7,758,326
Construction and Engineering — 1.8%
Dycom Industries, Inc.(1)	112,720	10,050,115
Granite Construction, Inc.	148,360	8,004,022
		18,054,137
Construction Materials — 1.1%
Summit Materials, Inc., Class A(1)	422,169	10,596,442
Consumer Finance — 0.9%
Green Dot Corp., Class A(1)	109,153	8,658,016
Distributors — 0.7%
Pool Corp.	42,155	6,460,254
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	63,901	6,836,768
Chegg, Inc.(1)	234,235	6,488,309
		13,325,077
Electronic Equipment, Instruments and Components — 1.5%
Dolby Laboratories, Inc., Class A	150,689	9,711,906
TTM Technologies, Inc.(1)	304,908	5,293,203
		15,005,109
Equity Real Estate Investment Trusts (REITs) — 1.2%
Americold Realty Trust	138,468	2,978,447
First Industrial Realty Trust, Inc.	270,467	8,803,701
		11,782,148
Food Products — 0.5%
Hostess Brands, Inc.(1)	362,153	5,073,764
Health Care Equipment and Supplies — 3.5%
Cutera, Inc.(1)	157,522	6,300,880
Heska Corp.(1)	10,210	1,023,552
Insulet Corp.(1)	104,882	8,721,987

Masimo Corp.(1)	79,807	7,934,412
Merit Medical Systems, Inc.(1)	189,879	10,310,430
		34,291,261
Health Care Providers and Services — 3.1%
Amedisys, Inc.(1)	111,462	10,436,187
Ensign Group, Inc. (The)	181,107	6,532,529
HealthEquity, Inc.(1)	71,393	5,390,172
PetIQ, Inc.(1)	284,956	7,807,794
		30,166,682
Health Care Technology — 4.3%
Cotiviti Holdings, Inc.(1)	376,606	16,811,692
Inspire Medical Systems, Inc.(1)	66,245	2,967,776
Teladoc, Inc.(1)	203,939	12,205,749
Vocera Communications, Inc.(1)	326,320	9,848,338
		41,833,555
Hotels, Restaurants and Leisure — 4.6%
Churchill Downs, Inc.	37,904	10,838,649
Hilton Grand Vacations, Inc.(1)	115,357	3,990,199
Planet Fitness, Inc., Class A(1)	275,357	13,084,965
Red Rock Resorts, Inc., Class A	198,051	6,999,122
Texas Roadhouse, Inc.	167,897	10,550,647
		45,463,582
Household Durables — 2.8%
Cavco Industries, Inc.(1)	39,547	8,401,760
Installed Building Products, Inc.(1)	65,366	3,568,984
PlayAGS, Inc.(1)	398,582	11,379,516
TopBuild Corp.(1)	59,634	4,429,613
		27,779,873
Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	182,429	7,319,051
Insurance — 2.9%
Goosehead Insurance, Inc., Class A(1)	158,463	4,305,440
Kemper Corp.	115,064	9,182,107
Kinsale Capital Group, Inc.	147,039	8,708,385
Trupanion, Inc.(1)	156,738	6,520,301
		28,716,233
Internet and Direct Marketing Retail — 0.8%
Shutterfly, Inc.(1)	90,482	7,443,049
Internet Software and Services — 4.7%
2U, Inc.(1)	118,580	8,971,763
Coupa Software, Inc.(1)	48,924	2,999,530
Etsy, Inc.(1)	204,926	8,373,276
EverQuote, Inc., Class A(1)	181,705	2,752,831
Five9, Inc.(1)	318,685	10,166,052
Mimecast Ltd.(1)	15,440	554,450
Q2 Holdings, Inc.(1)	64,683	3,826,000
SPS Commerce, Inc.(1)	102,476	8,791,416
		46,435,318

IT Services — 1.6%
Evo Payments, Inc., Class A(1)	145,515	3,077,642
GreenSky, Inc., Class A(1)	328,115	5,676,390
Science Applications International Corp.	79,644	6,719,564
		15,473,596
Leisure Products — 0.7%
Malibu Boats, Inc., Class A(1)	171,943	6,463,337
Life Sciences Tools and Services — 1.0%
PRA Health Sciences, Inc.(1)	94,760	9,963,066
Machinery — 5.1%
Chart Industries, Inc.(1)	156,487	12,220,070
Evoqua Water Technologies Corp.(1)	319,437	6,816,785
ITT, Inc.	137,119	7,770,534
John Bean Technologies Corp.	64,780	7,164,668
Kadant, Inc.	84,400	8,153,040
Kennametal, Inc.	193,476	7,537,825
		49,662,922
Media — 1.1%
World Wrestling Entertainment, Inc., Class A	141,481	11,192,562
Oil, Gas and Consumable Fuels — 2.1%
Callon Petroleum Co.(1)	697,624	7,506,434
Delek US Holdings, Inc.	141,981	7,570,427
Parex Resources, Inc.(1)	315,328	5,565,539
		20,642,400
Personal Products — 0.8%
Medifast, Inc.	46,438	7,972,476
Pharmaceuticals — 3.0%
Aerie Pharmaceuticals, Inc.(1)	70,249	4,745,320
Catalent, Inc.(1)	306,979	12,801,024
Horizon Pharma plc(1)	286,872	5,057,553
Medicines Co. (The)(1)	99,340	3,946,778
Optinose, Inc.(1)	147,064	2,992,753
		29,543,428
Real Estate Management and Development — 0.8%
FirstService Corp.	95,134	7,893,156
Road and Rail — 0.5%
Saia, Inc.(1)	65,997	4,972,874
Semiconductors and Semiconductor Equipment — 3.8%
Entegris, Inc.	251,102	8,826,235
Integrated Device Technology, Inc.(1)	181,085	6,234,756
Monolithic Power Systems, Inc.	88,970	11,804,540
Semtech Corp.(1)	214,475	10,176,839
		37,042,370
Software — 6.7%
Avalara, Inc.(1)	47,413	1,817,815
Bottomline Technologies de, Inc.(1)	266,479	14,363,218
Fair Isaac Corp.(1)	28,992	5,840,728
Paylocity Holding Corp.(1)	180,539	10,471,262
RealPage, Inc.(1)	208,141	11,468,569

RingCentral, Inc., Class A(1)	130,313	9,610,584
Zendesk, Inc.(1)	172,020	9,369,929
Zynga, Inc., Class A(1)	705,112	2,672,375
		65,614,480
Specialty Retail — 3.0%
At Home Group, Inc.(1)	105,365	3,821,589
Boot Barn Holdings, Inc.(1)	334,350	7,820,446
Conn's, Inc.(1)	170,203	5,769,882
RH(1)	52,505	7,133,329
Tailored Brands, Inc.	265,606	5,354,617
		29,899,863
Textiles, Apparel and Luxury Goods — 0.8%
G-III Apparel Group Ltd.(1)	178,107	8,139,490
Thrifts and Mortgage Finance — 0.6%
NMI Holdings, Inc., Class A(1)	303,240	6,337,716
Trading Companies and Distributors — 2.8%
Beacon Roofing Supply, Inc.(1)	131,548	5,535,540
MRC Global, Inc.(1)	449,917	10,190,620
SiteOne Landscape Supply, Inc.(1)	129,654	11,559,951
		27,286,111
Water Utilities — 0.8%
Connecticut Water Service, Inc.	38,600	2,486,612
SJW Group	83,315	5,388,814
		7,875,426
TOTAL COMMON STOCKS (Cost $790,482,493)		960,170,401
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $13,043,471), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $12,811,229)		12,810,606
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $10,898,720), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $10,680,267)		10,680,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,337	28,337
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,518,943)		23,518,943
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $814,001,436)		983,689,344
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,923,204)
TOTAL NET ASSETS — 100.0%		$980,766,140

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	518,943	USD	395,715	Morgan Stanley	9/28/18	$3,596
CAD	355,662	USD	270,388	Morgan Stanley	9/28/18	3,283
USD	9,883,945	CAD	13,151,578	Morgan Stanley	9/28/18	(235,810)
USD	719,835	CAD	956,292	Morgan Stanley	9/28/18	(16,004)
USD	306,840	CAD	402,710	Morgan Stanley	9/28/18	(3,033)
USD	348,244	CAD	454,698	Morgan Stanley	9/28/18	(1,633)
USD	302,050	CAD	393,654	Morgan Stanley	9/28/18	(856)
USD	1,002,139	CAD	1,306,970	Morgan Stanley	9/28/18	(3,536)
						$(253,993)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	946,711,706	13,458,695	—
Temporary Cash Investments	28,337	23,490,606	—
	946,740,043	36,949,301	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,879	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	260,872	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
July 31, 2018

Sustainable Equity - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.9%
Aerospace and Defense — 3.5%
Boeing Co. (The)	16,943	6,036,791
Lockheed Martin Corp.	8,326	2,715,108
Northrop Grumman Corp.	2,541	763,545
		9,515,444
Airlines — 1.1%
Delta Air Lines, Inc.	53,916	2,934,109
Automobiles — 0.2%
Ford Motor Co.	64,200	644,568
Banks — 6.2%
Bank of America Corp.	199,119	6,148,795
JPMorgan Chase & Co.	91,457	10,512,982
		16,661,777
Beverages — 1.9%
PepsiCo, Inc.	44,284	5,092,660
Biotechnology — 3.3%
AbbVie, Inc.	25,216	2,325,672
Amgen, Inc.	10,110	1,987,120
Biogen, Inc.(1)	11,719	3,918,482
Vertex Pharmaceuticals, Inc.(1)	3,536	618,977
		8,850,251
Capital Markets — 2.4%
Ameriprise Financial, Inc.	11,007	1,603,390
BlackRock, Inc.	2,377	1,195,061
S&P Global, Inc.	9,796	1,963,510
State Street Corp.	18,059	1,594,790
		6,356,751
Chemicals — 1.4%
LyondellBasell Industries NV, Class A	25,264	2,798,998
Sherwin-Williams Co. (The)	2,226	981,065
		3,780,063
Communications Equipment — 3.4%
Cisco Systems, Inc.	145,745	6,163,556
Motorola Solutions, Inc.	16,176	1,962,149
Palo Alto Networks, Inc.(1)	6,047	1,198,878
		9,324,583
Consumer Finance — 0.5%
American Express Co.	14,830	1,475,882
Containers and Packaging — 0.4%
International Paper Co.	22,368	1,201,833
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	57,806	1,848,058
Verizon Communications, Inc.	25,312	1,307,111
		3,155,169

Electric Utilities — 1.6%
Exelon Corp.	102,097	4,339,122
Electrical Equipment — 0.4%
Eaton Corp. plc	14,211	1,181,929
Energy Equipment and Services — 0.5%
Halliburton Co.	34,667	1,470,574
Equity Real Estate Investment Trusts (REITs) — 4.0%
Host Hotels & Resorts, Inc.	147,718	3,093,215
Prologis, Inc.	94,414	6,195,447
SBA Communications Corp.(1)	9,172	1,451,469
		10,740,131
Food and Staples Retailing — 1.8%
Walgreens Boots Alliance, Inc.	32,060	2,167,897
Walmart, Inc.	29,741	2,653,790
		4,821,687
Food Products — 1.4%
Archer-Daniels-Midland Co.	15,654	755,462
Mondelez International, Inc., Class A	68,589	2,975,391
		3,730,853
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	14,373	942,006
Align Technology, Inc.(1)	1,747	623,068
Edwards Lifesciences Corp.(1)	26,984	3,843,871
ResMed, Inc.	8,071	853,750
		6,262,695
Health Care Providers and Services — 2.4%
Aetna, Inc.	3,922	738,866
Centene Corp.(1)	3,348	436,345
CVS Health Corp.	15,295	992,034
Humana, Inc.	4,741	1,489,527
UnitedHealth Group, Inc.	11,610	2,939,884
		6,596,656
Hotels, Restaurants and Leisure — 1.3%
Royal Caribbean Cruises Ltd.	30,321	3,418,996
Household Products — 1.2%
Procter & Gamble Co. (The)	38,576	3,120,027
Industrial Conglomerates — 0.8%
3M Co.	10,456	2,220,018
Insurance — 4.9%
Aflac, Inc.	29,575	1,376,421
Prudential Financial, Inc.	72,275	7,293,270
Travelers Cos., Inc. (The)	34,614	4,504,666
		13,174,357
Internet and Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	4,569	8,121,123
Booking Holdings, Inc.(1)	314	637,018
Netflix, Inc.(1)	4,828	1,629,209
		10,387,350

Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	5,567	6,831,934
Alphabet, Inc., Class C(1)	2,379	2,895,862
Facebook, Inc., Class A(1)	30,811	5,317,362
		15,045,158
IT Services — 4.2%
Accenture plc, Class A	29,583	4,713,459
DXC Technology Co.	16,680	1,413,463
Visa, Inc., Class A	37,316	5,102,590
		11,229,512
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	30,510	2,014,880
Illumina, Inc.(1)	3,446	1,117,745
		3,132,625
Machinery — 1.7%
Caterpillar, Inc.	12,744	1,832,587
Cummins, Inc.	10,043	1,434,241
Parker-Hannifin Corp.	8,476	1,432,868
		4,699,696
Media — 0.3%
Comcast Corp., Class A	20,345	727,944
Multi-Utilities — 0.3%
DTE Energy Co.	6,832	741,545
Multiline Retail — 1.7%
Target Corp.	55,599	4,485,727
Oil, Gas and Consumable Fuels — 4.5%
ConocoPhillips	68,859	4,969,554
Devon Energy Corp.	19,671	885,392
EOG Resources, Inc.	11,240	1,449,285
Marathon Petroleum Corp.	43,252	3,496,059
Valero Energy Corp.	11,188	1,324,100
		12,124,390
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	43,281	2,542,759
Johnson & Johnson	6,349	841,369
Merck & Co., Inc.	9,590	631,693
Zoetis, Inc.	66,899	5,785,426
		9,801,247
Professional Services — 1.1%
ManpowerGroup, Inc.	32,253	3,007,915
Road and Rail — 0.7%
Norfolk Southern Corp.	11,888	2,009,072
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	67,868	3,300,421
Broadcom, Inc.	7,322	1,623,800
Intel Corp.	48,786	2,346,607
NVIDIA Corp.	1,046	256,123
Texas Instruments, Inc.	11,319	1,260,031
		8,786,982

Software — 6.7%
Adobe Systems, Inc.(1)	12,779	3,126,766
Microsoft Corp.	84,327	8,945,408
Oracle Corp. (New York)	47,627	2,270,855
Red Hat, Inc.(1)	11,470	1,619,908
salesforce.com, Inc.(1)	12,566	1,723,427
ServiceNow, Inc.(1)	1,938	341,011
		18,027,375
Specialty Retail — 2.9%
Best Buy Co., Inc.	8,443	633,478
Home Depot, Inc. (The)	31,416	6,205,288
Ross Stores, Inc.	11,171	976,681
		7,815,447
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	45,271	8,614,618
HP, Inc.	92,823	2,142,355
		10,756,973
Textiles, Apparel and Luxury Goods — 0.2%
VF Corp.	7,187	661,707
TOTAL COMMON STOCKS (Cost $176,951,655)		253,510,800
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI KLD 400 Social ETF (Cost $2,484,762)	24,455	2,552,124
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $1,965,974), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $1,930,970)		1,930,876
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,641,812), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $1,609,040)		1,609,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,060	5,060
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,544,936)		3,544,936
TOTAL INVESTMENT SECURITIES — 96.2% (Cost $182,981,353)		259,607,860
OTHER ASSETS AND LIABILITIES — 3.8%		10,313,798
TOTAL NET ASSETS — 100.0%		$269,921,658

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	253,510,800	—	—
Exchange-Traded Funds	2,552,124	—	—
Temporary Cash Investments	5,060	3,539,876	—
	256,067,984	3,539,876	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2018

Ultra - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 3.9%
Boeing Co. (The)	927,000	330,290,100
United Technologies Corp.	962,000	130,581,880
		460,871,980
Automobiles — 1.4%
Tesla, Inc.(1)	558,000	166,362,120
Banks — 2.5%
JPMorgan Chase & Co.	1,675,000	192,541,250
U.S. Bancorp	1,956,000	103,687,560
		296,228,810
Beverages — 1.2%
Constellation Brands, Inc., Class A	653,000	137,280,190
Biotechnology — 7.7%
Alexion Pharmaceuticals, Inc.(1)	690,000	91,742,400
Alnylam Pharmaceuticals, Inc.(1)	423,000	40,185,000
Biogen, Inc.(1)	252,000	84,261,240
Bluebird Bio, Inc.(1)	173,000	26,797,700
Celgene Corp.(1)	2,320,000	209,008,800
Gilead Sciences, Inc.	2,115,000	164,610,450
Ionis Pharmaceuticals, Inc.(1)	1,039,000	45,383,520
Regeneron Pharmaceuticals, Inc.(1)	559,000	205,717,590
Sage Therapeutics, Inc.(1)	292,000	42,141,440
		909,848,140
Capital Markets — 0.7%
MSCI, Inc.	528,000	87,748,320
Chemicals — 1.1%
Ecolab, Inc.	890,072	125,233,130
Electrical Equipment — 1.1%
Acuity Brands, Inc.	929,000	129,158,870
Electronic Equipment, Instruments and Components — 1.4%
Cognex Corp.	910,773	48,070,599
Keyence Corp.	72,000	37,933,372
Yaskawa Electric Corp.	2,544,000	83,499,352
		169,503,323
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	996,000	217,835,160
Health Care Equipment and Supplies — 4.4%
ABIOMED, Inc.(1)	172,000	60,979,160
Edwards Lifesciences Corp.(1)	536,000	76,353,200
IDEXX Laboratories, Inc.(1)	372,000	91,113,960
Intuitive Surgical, Inc.(1)	573,592	291,493,719
		519,940,039
Health Care Providers and Services — 3.7%
UnitedHealth Group, Inc.	1,732,000	438,577,040

Hotels, Restaurants and Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	137,000	59,411,420
Starbucks Corp.	3,431,000	179,750,090
		239,161,510
Internet and Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	444,000	789,183,360
Netflix, Inc.(1)	565,000	190,659,250
		979,842,610
Internet Software and Services — 12.3%
Alphabet, Inc., Class A(1)	294,058	360,873,859
Alphabet, Inc., Class C(1)	350,000	426,041,000
Baidu, Inc. ADR(1)	321,000	79,344,780
Facebook, Inc., Class A(1)	2,764,000	477,011,120
Tencent Holdings Ltd.	2,546,000	115,216,389
		1,458,487,148
IT Services — 10.4%
MasterCard, Inc., Class A	2,434,963	482,122,674
PayPal Holdings, Inc.(1)	2,591,000	212,824,740
Square, Inc., Class A(1)	712,000	46,030,800
Visa, Inc., Class A	3,606,000	493,084,440
		1,234,062,654
Machinery — 4.1%
Cummins, Inc.	685,000	97,824,850
Donaldson Co., Inc.	717,000	34,200,900
Nordson Corp.	331,000	44,390,410
WABCO Holdings, Inc.(1)	885,000	111,226,800
Wabtec Corp.	1,765,000	194,714,800
		482,357,760
Media — 2.3%
Walt Disney Co. (The)	2,450,000	278,222,000
Oil, Gas and Consumable Fuels — 1.8%
Concho Resources, Inc.(1)	492,000	71,758,200
EOG Resources, Inc.	1,071,002	138,094,998
		209,853,198
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	1,132,000	152,752,080
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	957,000	114,744,300
Semiconductors and Semiconductor Equipment — 3.2%
ams AG(1)	631,000	45,539,827
Analog Devices, Inc.	565,000	54,319,100
Applied Materials, Inc.	2,091,000	101,685,330
Maxim Integrated Products, Inc.	1,795,000	109,746,300
Xilinx, Inc.	993,000	71,565,510
		382,856,067
Software — 5.7%
Adobe Systems, Inc.(1)	190,000	46,489,200
Microsoft Corp.	2,327,000	246,848,160
salesforce.com, Inc.(1)	1,591,000	218,205,650

Splunk, Inc.(1)	491,000	47,185,100
Tableau Software, Inc., Class A(1)	1,093,000	112,655,510
		671,383,620
Specialty Retail — 4.7%
O'Reilly Automotive, Inc.(1)	495,000	151,470,000
Ross Stores, Inc.	1,405,000	122,839,150
TJX Cos., Inc. (The)	2,915,000	283,512,900
		557,822,050
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	5,394,035	1,026,430,920
Textiles, Apparel and Luxury Goods — 2.0%
NIKE, Inc., Class B	2,418,000	185,968,380
Under Armour, Inc., Class C(1)	2,966,000	55,582,840
		241,551,220
TOTAL COMMON STOCKS (Cost $4,545,992,048)		11,688,114,259
TEMPORARY CASH INVESTMENTS — 1.4%
Federal Home Loan Bank Discount Notes, 1.80%, 8/1/18(2)	150,000,000	150,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $12,202,324), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $11,985,059)		11,984,476
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $10,192,685), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $9,991,250)		9,991,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,353	27,353
TOTAL TEMPORARY CASH INVESTMENTS (Cost $172,002,829)		172,002,829
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,717,994,877)		11,860,117,088
OTHER ASSETS AND LIABILITIES — (0.1)%		(17,334,562)
TOTAL NET ASSETS — 100.0%		$11,842,782,526

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,173,660	USD	1,193,593	UBS AG	9/28/18	$(2,639)
CHF	938,928	USD	952,434	UBS AG	9/28/18	329
CHF	863,208	USD	875,349	UBS AG	9/28/18	578
CHF	1,487,898	USD	1,504,645	UBS AG	9/28/18	5,177
USD	16,132,265	CHF	15,863,340	UBS AG	9/28/18	35,184
USD	999,581	CHF	988,146	UBS AG	9/28/18	(3,125)
USD	976,378	CHF	961,644	UBS AG	9/28/18	564
JPY	466,200,000	USD	4,235,427	Morgan Stanley	9/28/18	(49,986)
JPY	474,012,000	USD	4,219,686	Morgan Stanley	9/28/18	35,890
USD	48,270,592	JPY	5,270,328,000	Morgan Stanley	9/28/18	954,742
USD	3,465,909	JPY	383,460,000	Morgan Stanley	9/28/18	23,289
						$1,000,003

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	11,405,925,319	282,188,940	—
Temporary Cash Investments	27,353	171,975,476	—
	11,405,952,672	454,164,416	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,055,753	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	55,750	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2018